                            THE HANOVER FUNDS, INC.

                               TABLE OF CONTENTS

                                                                                        Page
                                                                                        ---
The 100% U.S. Treasury Securities Money Market Fund Portfolio of Investments..........    1
The U.S. Treasury Money Market Fund Portfolio of Investments..........................    2
The Government Money Market Fund Portfolio of Investments.............................    4
The Cash Management Fund Portfolio of Investments.....................................    6
The Tax Free Money Market Fund Portfolio of Investments...............................   13
The New York Tax Free Money Market Fund Portfolio of Investments......................   21
Footnotes to Portfolios...............................................................   27
Statement of Assets and Liabilities...................................................   29
Statement of Operations...............................................................   31
Statement of Changes in Net Assets....................................................   32
Notes to Financial Statements.........................................................   34
Financial Highlights..................................................................   41

                            ------------------------

DISTRIBUTOR:  HANOVER FUNDS DISTRIBUTOR, INC.

INVESTMENTS IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HANOVER FUNDS DISTRIBUTOR, INC. IS NOT A BANK, AND SHARES OF THE HANOVER FUNDS, INC. ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, CHEMICAL BANK OR ITS AFFILIATES, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE HANOVER FUNDS, INC.
THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Portfolio of Investments
November 30, 1995

                                                   YIELD TO
                                                   MATURITY
                                                   ON DATE         PRINCIPAL           VALUE
                                                 OF PURCHASE         AMOUNT          (NOTE 2A)
                                                 ------------     ------------     --------------
U.S. TREASURY OBLIGATIONS -- 100.0%
U.S. TREASURY BILLS -- 92.5%
12/07/95......................................       5.31%        $    976,000     $      975,151
12/14/95......................................       5.48          174,080,000        173,740,944
12/21/95......................................       5.67          748,745,000        746,415,722
01/04/96......................................       5.48          100,000,000         99,496,611
01/11/96......................................       5.47           38,480,000         38,246,854
01/25/96......................................       5.56          105,000,000        104,130,542
02/15/96......................................       5.51           50,000,000         49,434,222
04/25/96......................................       5.48           25,000,000         24,466,695
                                                                                   --------------
                                                                                    1,236,906,741
                                                                                   --------------
U.S. TREASURY NOTE -- 7.5%
7.50%, 02/29/96...............................       5.55          100,000,000        100,462,291
                                                                                   --------------
TOTAL INVESTMENTS -- 100.0% (COST
  $1,337,369,032)+............................                                      1,337,369,032
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.........................                                            179,789
                                                                                   --------------
NET ASSETS -- 100.0%..........................                                     $1,337,548,821
                                                                                    =============

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE U.S. TREASURY MONEY MARKET FUND
Portfolio of Investments
November 30, 1995

                                                     YIELD TO
                                                     MATURITY
                                                     ON DATE        PRINCIPAL          VALUE
                                                   OF PURCHASE        AMOUNT         (NOTE 2A)
                                                   ------------    ------------    --------------
U.S. TREASURY OBLIGATIONS -- 69.4%
U.S. TREASURY BILLS -- 65.7%
12/07/95........................................       5.39%       $ 80,000,000    $   79,929,400
12/14/95........................................       5.29           1,000,000           998,130
12/21/95........................................       5.65         736,000,000       733,732,125
01/11/96........................................       5.43         105,000,000       104,368,543
01/18/96........................................       5.42         100,000,000        99,297,333
02/15/96........................................       5.51          50,000,000        49,434,222
04/25/96........................................       5.48          25,000,000        24,466,694
                                                                                   --------------
                                                                                    1,092,226,447
                                                                                   --------------
U.S. TREASURY NOTE -- 3.7%
7.875%, 07/15/96................................       5.67          61,500,000        62,271,837
                                                                                   --------------
TOTAL INVESTMENTS(COST $1,154,498,284)..........                                    1,154,498,284
                                                                                   --------------
REPURCHASE AGREEMENTS -- 30.0%
Dean Witter Reynolds Inc.
  dated 11/30/95, 5.87%, 12/01/95...............       5.95         125,000,000       125,000,000
  (Proceeds at maturity $125,020,382)
  collateralized by:
  $122,721,000 U.S. Treasury Notes,
  6.50%-8.00%, 10/15/96-10/31/99
Morgan (J.P.) Securities Inc.
  dated 11/30/95, 5.85%, 12/01/95...............       5.93         125,000,000       125,000,000
  (Proceeds at maturity $125,020,313)
  collateralized by:
  $123,887,000 U.S. Treasury Notes,
  6.50%-7.625%, 05/31/95-04/30/99
Morgan Stanley & Co. Inc.
  dated 11/30/95, 5.87%, 12/01/95...............       5.95         125,000,000       125,000,000
  (Proceeds at maturity $125,020,382)
  collateralized by:
  $121,260,000 U.S. Treasury Note,
  6.75%, 04/30/00

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE U.S. TREASURY MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

                                                     YIELD TO
                                                     MATURITY
                                                     ON DATE        PRINCIPAL          VALUE
                                                   OF PURCHASE        AMOUNT         (NOTE 2A)
                                                   ------------    ------------    --------------
REPURCHASE AGREEMENTS -- (CONTINUED)
Nomura Securities Int'l, Inc.
  dated 11/30/95, 5.875%, 12/01/95..............       5.96%       $125,000,000    $  125,000,000
  (Proceeds at maturity $125,020,399)
  collateralized by:
  $124,860,000 U.S. Treasury Notes,
  6.50%-6.875%, 02/28/97-05/15/97
                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (COST
  $500,000,000).................................                                      500,000,000
                                                                                   --------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
  -- 99.4% (COST $1,654,498,284)+...............                                    1,654,498,284
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%...                                        9,330,668
                                                                                   --------------
NET ASSETS -- 100.0%............................                                   $1,663,828,952
                                                                                    =============

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE GOVERNMENT MONEY MARKET FUND
Portfolio of Investments
November 30, 1995

                                                     YIELD TO
                                                     MATURITY
                                                     ON DATE        PRINCIPAL          VALUE
                                                   OF PURCHASE        AMOUNT         (NOTE 2A)
                                                   ------------    ------------    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 94.3%
FEDERAL FARM CREDIT BANK DEBENTURES -- 4.1%
  5.75%, 08/01/96...............................       5.92%       $ 50,000,000    $   49,966,268
  5.75%, 09/09/96...............................       6.02          13,685,000        13,666,089
                                                                                   --------------
                                                                                       63,632,357
                                                                                   --------------
FEDERAL HOME LOAN BANK -- 48.0%
  DEBENTURES:
     5.98%, 07/08/96............................       6.10          50,000,000        49,991,008
     5.97%, 07/18/96............................       6.05          50,000,000        50,000,000
     6.10%, 09/05/96............................       6.19          30,000,000        30,000,000
  DISCOUNT NOTES:
     12/01/95...................................       5.88         400,000,000       400,000,000
     12/26/95...................................       5.81         100,000,000        99,604,167
     01/02/96++.................................       6.19         115,000,000       114,922,056
                                                                                   --------------
                                                                                      744,517,231
                                                                                   --------------
FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT
  NOTES -- 25.2%
     12/01/95...................................       5.88         232,040,000       232,040,000
     12/20/95...................................       5.80         160,000,000       159,518,667
                                                                                   --------------
                                                                                      391,558,667
                                                                                   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DEBENTURE -- 4.3%
     5.66%, 03/15/96............................       5.78          67,260,000        67,244,458
                                                                                   --------------
STUDENT LOAN MARKETING ASSOCIATION*** -- 12.7%
  5.68%, 12/05/95...............................       5.63          50,000,000        50,000,000
  5.69%, 12/05/95...............................       5.69          77,000,000        76,993,082
  5.73%, 12/05/95...............................       5.75          25,000,000        25,000,000
  5.82%, 12/05/95...............................       5.69          45,000,000        45,116,373
                                                                                   --------------
                                                                                      197,109,455
                                                                                   --------------
TOTAL INVESTMENTS (COST $1,464,062,168).........                                    1,464,062,168
                                                                                   --------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE GOVERNMENT MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

                                                     YIELD TO
                                                     MATURITY
                                                     ON DATE        PRINCIPAL          VALUE
                                                   OF PURCHASE        AMOUNT         (NOTE 2A)
                                                   ------------    ------------    --------------
REPURCHASE AGREEMENT -- 12.9%
Smith Barney Inc.
  dated 11/30/95, 5.91%, 12/01/95...............       5.99%       $200,000,000    $  200,000,000
  (Proceeds at maturity $200,032,833)
  collateralized by:
  $5,415,000 Federal National Mortgage
  Association Debenture, 7.50%, 02/11/02
  $10,000,000 Student Loan Marketing Association
  Debenture, 9.01%, 12/02/04
  $34,565,000 Tennessee Valley Authority
  Debenture, 8.375%, 10/01/99
  $50,000,000 U.S. Treasury Bill, 11/14/96
  $97,485,000 U.S. Treasury Notes,
  5.75%-8.50%, 07/15/97-09/30/97
                                                                                   --------------
TOTAL REPURCHASE AGREEMENT (COST
  $200,000,000).................................                                      200,000,000
                                                                                   --------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENT
  -- 107.2% (COST $1,664,062,168)+..............                                    1,664,062,168
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.2%)..............................                                     (112,063,729)
                                                                                   --------------
NET ASSETS -- 100.0%............................                                   $1,551,998,439
                                                                                    =============

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE CASH MANAGEMENT FUND
Portfolio of Investments
November 30, 1995

                                                    YIELD TO
                                                    MATURITY
  CREDIT                                             ON DATE       PRINCIPAL         VALUE
 RATINGS*                                          OF PURCHASE      AMOUNT         (NOTE 2A)
----------                                         -----------    -----------    --------------
           COMMERCIAL PAPER -- 72.5%
           AUTO REPAIR, SERVICES
              AND PARKING -- 1.4%
A1/P1      PHH Corp. 02/09/96...................       5.79%      $23,000,000    $   22,748,214
                                                                                 --------------
           BUSINESS SERVICES -- 3.8%
           International Lease Finance Corp.:
A1/P1        01/16/96...........................       5.84        25,000,000        24,818,555
A1/P1        02/01/96...........................       5.79         4,250,000         4,209,744
A1/P1        02/05/96...........................       5.82        11,500,000        11,380,668
A1/P1        02/09/96...........................       5.82        16,500,000        16,318,408
A1/P1        02/20/96...........................       5.81         6,000,000         5,923,725
                                                                                 --------------
                                                                                     62,651,100
                                                                                 --------------
           CHEMICALS AND ALLIED PRODUCTS -- 1.1%
A1+/P1     duPont (EI) de Nemours & Co.
             01/03/96...........................       6.45        18,000,000        17,899,680
                                                                                 --------------
           COMMUNICATION -- 2.9%
           American Telephone & Telegraph Co.:
A1+/P1       12/01/95...........................       5.76        18,000,000        18,000,000
A1+/P1       01/18/96...........................       5.85         9,000,000         8,931,960
A1+/P1       01/24/96...........................       5.88         5,000,000         4,957,250
A1+/P1       02/23/96...........................       5.80        15,000,000        14,805,050
                                                                                 --------------
                                                                                     46,694,260
                                                                                 --------------
           DEPOSITORY INSTITUTIONS -- 13.5%
A1+/P1     Bank of Nova Scotia 01/26/96.........       5.84        50,000,000        49,555,889
A1+/P1     Commerzbank U.S. Finance, Inc.
             01/16/96...........................       5.83        28,000,000        27,797,140
A1/P1      Corestates Capital Corp. 01/31/96....       5.86         5,000,000         4,951,624
A1+/P1     Norwest Corp. 12/28/95...............       5.86        11,000,000        10,952,562
A1+/P1     Republic National Bank New York
             01/25/96...........................       5.78         5,000,000         4,957,757
A1+/P1     Societe Generale 02/26/96............       5.80        50,000,000        49,318,500
           Toronto Dominion Bank:
A1+/P1       12/21/95...........................       5.81        20,000,000        19,937,333
A1+/P1       01/02/96...........................       5.86        14,000,000        13,928,444
A1+/P1       01/31/96...........................       5.83        24,000,000        23,769,827
A1+/P1       02/20/96...........................       5.78        16,000,000        15,797,680
                                                                                 --------------
                                                                                    220,966,756
                                                                                 --------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE CASH MANAGEMENT FUND
Portfolio of Investments (continued)
November 30, 1995

                                                    YIELD TO
                                                    MATURITY
  CREDIT                                             ON DATE       PRINCIPAL         VALUE
 RATINGS*                                          OF PURCHASE      AMOUNT         (NOTE 2A)
----------                                         -----------    -----------    --------------
           COMMERCIAL PAPER -- (CONTINUED)
           ELECTRIC AND ELECTRIC
             EQUIPMENT -- 1.8%
           General Electric Co.:
A1+/P1       12/29/95...........................       5.80%      $ 5,000,000    $    4,977,989
A1+/P1       01/31/96...........................       5.94        25,000,000        24,762,354
                                                                                 --------------
                                                                                     29,740,343
                                                                                 --------------
           ELECTRIC, GAS AND SANITARY
             SERVICES -- 0.8%
A1/P1      WMX Technologies Family Waste
             Management Co. 06/07/96 (b)........       5.87        12,500,000        12,135,781
                                                                                 --------------
           FINANCIAL INSTITUTIONS -- 11.3%
A1/P1      American Express Credit Corp.
             12/11/95...........................       5.81        30,000,000        29,952,917
           National Rural Utilities Cooperative
             Finance Corp.:
A1+/P1          01/24/96........................       5.85         7,000,000         6,940,255
A1+/P1          01/26/96........................       5.84        10,000,000         9,911,644
A1+/P1          02/27/96........................       5.83        15,000,000        14,792,833
           Transamerica Finance Corp.:
A1/P1        01/12/96...........................       6.48        12,000,000        11,914,600
A1/P1        01/24/96...........................       5.86        12,000,000        11,896,860
A1/P1        01/29/96...........................       5.84        35,125,000        34,796,874
A1/P1        02/16/96...........................       5.80        15,500,000        15,312,687
A1/P1      U.S. Leasing International Corp.
             02/08/96...........................       5.83        20,000,000        19,782,267
A1/P1      USL Capital Corp. 01/19/96...........       5.87        30,000,000        29,766,433
                                                                                 --------------
                                                                                    185,067,370
                                                                                 --------------
           FOOD AND KINDRED PRODUCTS -- 4.7%
           Cargill, Inc.:
A1+/P1       12/05/95...........................       5.80        11,000,000        10,993,070
A1+/P1       12/07/95...........................       5.77        20,000,000        19,981,300
A1+/P1       02/06/96...........................       5.79        13,180,000        13,041,899
A1+/P1       02/14/96...........................       5.77        23,300,000        23,027,196
A1/P1      PepsiCo, Inc. 01/22/96...............       5.74        10,000,000         9,920,556
                                                                                 --------------
                                                                                     76,964,021
                                                                                 --------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE CASH MANAGEMENT FUND
Portfolio of Investments (continued)
November 30, 1995

                                                    YIELD TO
                                                    MATURITY
  CREDIT                                             ON DATE       PRINCIPAL         VALUE
 RATINGS*                                          OF PURCHASE      AMOUNT         (NOTE 2A)
----------                                         -----------    -----------    --------------
           COMMERCIAL PAPER -- (CONTINUED)
           INDUSTRIAL MACHINERY
             AND EQUIPMENT -- 7.6%
A1/P1      Caterpillar, Inc. 12/20/95...........       5.82%      $22,000,000    $   21,934,397
           Hewlett-Packard Co.:
A1+/P1       12/21/95...........................       5.74         8,500,000         8,473,650
A1+/P1       01/24/96...........................       5.81        50,000,000        49,577,000
A1/P1      International Business Machines Corp.
             03/01/96...........................       5.82        20,000,000        19,715,372
           International Business Machines
             Credit Corp.:
A1/P1           12/11/95........................       5.80        10,000,000         9,984,333
A1/P1           12/12/95........................       5.78        15,000,000        14,974,242
                                                                                 --------------
                                                                                    124,658,994
                                                                                 --------------
           INSURANCE CARRIERS -- 8.2%
A1+/P1     Met Life Funding Corp. 01/12/96......       5.82        66,116,000        65,676,912
           USAA Capital Corp.:
A1+/P1       12/11/95...........................       5.81         9,500,000         9,485,038
A1+/P1       12/20/95...........................       5.80        25,000,000        24,925,320
A1+/P1       01/11/96...........................       5.84        20,000,000        19,870,850
A1+/P1       01/23/96...........................       5.82        14,000,000        13,882,723
                                                                                 --------------
                                                                                    133,840,843
                                                                                 --------------
           PRIMARY METAL INDUSTRIES -- 1.1%
A1+/P1     U.S. Borax & Chemical Corp.
             01/17/96...........................       5.87        18,500,000        18,362,329
                                                                                 --------------
           SECURITY AND COMMODITY
             BROKERS -- 3.7%
           Merrill Lynch & Co.:
A1+/P1       01/08/96...........................       5.86        30,000,000        29,819,500
A1+/P1       01/12/96...........................       5.88        15,000,000        14,899,900
A1+/P1       02/16/96...........................       5.81        15,000,000        14,818,729
                                                                                 --------------
                                                                                     59,538,129
                                                                                 --------------
           TRADE RECEIVABLES -- 2.6%
           Ciesco Limited Partnership:
A1+/P1       12/07/95...........................       5.77        10,000,000         9,990,633
A1+/P1       12/14/95...........................       5.81         9,000,000         8,981,638
A1+/P1       01/12/96...........................       5.76        18,985,000        18,861,407
A1+/P1       02/26/96...........................       5.85         5,000,000         4,932,213
                                                                                 --------------
                                                                                     42,765,891
                                                                                 --------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE CASH MANAGEMENT FUND
Portfolio of Investments (continued)
November 30, 1995

                                                    YIELD TO
                                                    MATURITY
  CREDIT                                             ON DATE       PRINCIPAL         VALUE
 RATINGS*                                          OF PURCHASE      AMOUNT         (NOTE 2A)
----------                                         -----------    -----------    --------------
           COMMERCIAL PAPER -- (CONTINUED)
           TRANSPORTATION EQUIPMENT -- 8.0%
           Daimler-Benz North America Corp.:
A1/P1        12/15/95...........................       5.83%      $10,000,000    $    9,977,833
A1/P1        02/14/96...........................       5.82        22,000,000        21,741,042
A1/P1        03/15/96...........................       5.88         5,000,000         4,918,333
           Ford Motor Credit Co.:
A1/P1        12/01/95...........................       5.83        10,000,000        10,000,000
A1/P1        12/19/95...........................       5.81        25,000,000        24,929,500
A1/P1        01/12/96...........................       5.74        10,000,000         9,936,183
A1/P1        02/09/96...........................       5.81        19,000,000        18,790,894
A1/P1        02/22/96...........................       5.73         5,000,000         4,935,819
A1+/P1     Toyota Motor Credit Corp. 01/11/96...       5.81        26,000,000        25,831,513
                                                                                 --------------
                                                                                    131,061,117
                                                                                 --------------
           TOTAL COMMERCIAL PAPER...............                                  1,185,094,828
                                                                                 --------------
           CERTIFICATES OF DEPOSIT -- 6.1%
           FOREIGN BANK -- 6.1%
           Banque National de Paris:
A1+/P1       5.78%, 12/29/95....................       5.71        10,000,000        10,001,054
A1+/P1       5.75%, 02/29/96....................       5.82        20,000,000        20,000,488
A1+/P1     Commerzbank A.G. 5.67%, 01/19/96.....       5.73        20,000,000        20,000,534
A1+/P1     Dresdner Bank A.G. 6.94%, 01/08/96...       6.39         5,000,000         5,002,709
A1+/P1     Lloyds Bank PLC 5.64%, 01/16/96......       5.70        10,000,000        10,000,247
A1+/P1     National Westminster Bank PLC 6.50%,
             01/04/96...........................       6.39        25,000,000        25,003,715
A1+/P1     Westdeutsche Landesbank GZ 5.79%,
             01/12/96...........................       5.86        10,000,000        10,000,050
                                                                                 --------------
           TOTAL CERTIFICATES OF DEPOSIT........                                    100,008,797
                                                                                 --------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE CASH MANAGEMENT FUND
Portfolio of Investments (continued)
November 30, 1995

                                                    YIELD TO
                                                    MATURITY
  CREDIT                                             ON DATE       PRINCIPAL         VALUE
 RATINGS*                                          OF PURCHASE      AMOUNT         (NOTE 2A)
----------                                         -----------    -----------    --------------
           CORPORATE BONDS AND NOTES -- 7.6%
           FINANCIAL INSTITUTIONS -- 3.5%
A1/P1      First Chicago Corp. 9.00%,
             06/06/96...........................       5.63%      $ 5,000,000    $    5,076,389
A1+/P1     General Electric Capital Corp. 7.85%,
             07/18/96...........................       5.97        13,000,000        13,138,920
A1+/P1     J.P. Morgan & Co., Inc. Delaware
             5.75%, 08/07/96....................       5.88         2,000,000         1,999,351
A1+/P1     Morgan Guaranty Trust Co. 6.05%,
             08/21/96...........................       6.13        10,000,000        10,000,000
A1+/P1     Norwest Corp. 7.75%, 12/31/96........       5.31         9,400,000         9,615,598
A1/P1      PNC Bank N.A. 5.65%, 09/18/96........       5.63        17,000,000        17,004,303
                                                                                 --------------
                                                                                     56,834,561
                                                                                 --------------
           ELECTRIC, GAS AND SANITARY
             SERVICES -- 0.6%
A1/P1      WMX Technologies Family Waste
             Management Co. 4.875%, 06/15/96....       5.87        10,000,000         9,941,263
                                                                                 --------------
           INDUSTRIAL MACHINERY
             AND EQUIPMENT -- 0.2%
           International Business Machines
             Credit Corp.:
A1/P1           5.12%, 11/12/96.................       5.83         1,000,000           993,131
A1/P1           5.14%, 11/15/96.................       5.83         2,000,000         1,986,532
                                                                                 --------------
                                                                                      2,979,663
                                                                                 --------------
           INSURANCE CARRIERS -- 0.1%
A1+/P1     American General Corp. 4.90%,
             08/16/96...........................       5.76         1,000,000           993,190
                                                                                 --------------
           NONDEPOSITORY INSTITUTIONS -- 0.9%
           FCC National Bank Notes:
A1/P1        6.51%, 05/02/96....................       6.39        10,000,000        10,003,226
A1/P1        5.70%, 10/02/96....................       5.79         5,000,000         4,995,250
                                                                                 --------------
                                                                                     14,998,476
                                                                                 --------------
           TRADE RECEIVABLES -- 0.6%
A1+/P1     Ciesco Limited Partnership 6.62%,
             02/26/96...........................       6.69        10,000,000         9,999,066
                                                                                 --------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE CASH MANAGEMENT FUND
Portfolio of Investments (continued)
November 30, 1995

                                                    YIELD TO
                                                    MATURITY
  CREDIT                                             ON DATE       PRINCIPAL         VALUE
 RATINGS*                                          OF PURCHASE      AMOUNT         (NOTE 2A)
----------                                         -----------    -----------    --------------
           CORPORATE BONDS AND NOTES --
             (CONTINUED)
           TRANSPORTATION EQUIPMENT -- 1.7%
A1/P1      Ford Motor Credit Co. 9.05%,
             07/09/96...........................       5.85%      $ 2,000,000    $    2,036,536
A1+/P1     Toyota Motor Credit Corp. 6.74%,
             03/18/96...........................       6.54        25,000,000        25,010,007
                                                                                 --------------
                                                                                     27,046,543
                                                                                 --------------
           TOTAL CORPORATE BONDS AND NOTES......                                    122,792,762
                                                                                 --------------
           VARIABLE RATE OBLIGATIONS*** -- 5.4%
           AUTO REPAIR, SERVICES
             AND PARKING -- 2.1%
A1/P1      PHH Corp. 5.66%, 12/05/95............       5.68        35,000,000        34,999,063
                                                                                 --------------
           FINANCIAL INSTITUTIONS -- 3.3%
A1/P1      American Express Centurian Bank
             5.7825%, 12/13/95..................       5.92         5,000,000         5,000,000
A1/P1      American Telephone & Telegraph
             Capital Corp. 5.80%, 12/01/95......       5.80        13,000,000        13,000,000
           FCC National Bank Notes:
A1/P1        5.52%, 12/05/95....................       5.49         5,000,000         5,000,187
A1/P1        5.68%, 12/05/95....................       5.68        18,000,000        18,000,000
A1/P1      First Chicago Corp. Medium Term Note
             5.868%, 02/29/96...................       5.80         8,000,000         8,000,000
A1/P1      Household Finance Corp. Medium Term
             Note 5.70%, 12/05/95...............       5.75         5,000,000         4,998,872
                                                                                 --------------
                                                                                     53,999,059
                                                                                 --------------
           TOTAL VARIABLE RATE OBLIGATIONS......                                     88,998,122
                                                                                 --------------
           TAXABLE MUNICIPAL OBLIGATION -- 0.3%
A1+/VMIG1  Richmond County Georgia Development
             Authority IDR, Monsanto Co. Project
             (Union Bank of Switzerland) 6.27%,
             06/01/96 (a).......................        6.27        5,000,000         5,000,000
                                                                                 --------------
           U.S. GOVERNMENT AGENCY
             OBLIGATION -- 0.7%
           Federal Home Loan Mortgage Corp.
             Debenture 6.84%, 02/28/96..........       5.74        12,000,000        12,026,940
                                                                                 --------------
           TOTAL INVESTMENTS (COST
             $1,513,921,449)....................                                  1,513,921,449
                                                                                 --------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE CASH MANAGEMENT FUND
Portfolio of Investments (continued)
November 30, 1995

                                                     YIELD TO
                                                     MATURITY
                                                      ON DATE       PRINCIPAL         VALUE
                                                    OF PURCHASE      AMOUNT         (NOTE 2A)
                                                    -----------    -----------    --------------
REPURCHASE AGREEMENTS -- 7.0%
Goldman Sachs & Co.
  dated 11/30/95, 5.78%, 12/01/95................       5.86%      $74,000,000    $   74,000,000
  (Proceeds at maturity $74,011,881)
  collateralized by:
  $74,710,000 U.S. Treasury Note,
  5.25%, 07/31/98
Merrill Lynch Government Securities, Inc.
  dated 11/30/95, 5.80%, 12/01/95................       5.88        40,000,000        40,000,000
  (Proceeds at maturity $40,006,444)
  collateralized by:
  $42,785,000 U.S. Treasury Bill, 10/17/96
                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS......................                                    114,000,000
                                                                                  --------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
  -- 99.6% (COST $1,627,921,449)+................                                  1,627,921,449
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%....                                      6,571,643
                                                                                  --------------
NET ASSETS -- 100.0%.............................                                 $1,634,493,092
                                                                                   =============

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments
November 30, 1995

    CREDIT                                                             PRINCIPAL       VALUE
   RATINGS*                                                             AMOUNT       (NOTE 2A)
---------------                                                       -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- 98.8%
                ALABAMA -- 1.7%
A1+/VMIG1       The Board of Trustees of the University of Alabama at
                  Birmingham General RB Series 1993B 3.70%,
                  12/6/95***.........................................  $5,500,000   $  5,500,000
                                                                                    ------------
                ARIZONA -- 8.7%
                Apache County IDA, IDR RB Tucson Electric Power Co.
                  Springville Project:
A1+/P1            Series 1983A (Barclays Bank PLC) 3.65%,
                     12/6/95***......................................   6,000,000      6,000,000
A1+/VMIG1         Series 1985A (Barclays Bank PLC) 3.65%,
                     12/6/95***......................................   1,300,000      1,300,000
SP1/MIG1        Maricopa County School District TANS Series 1995
                  4.50%, 7/31/96.....................................   9,000,000      9,029,556
NR/VMIG1        Mesa Municipal Development Corp. Special Tax UPDATES
                  (Union Bank of Switzerland) 3.75%, 12/7/95**.......   3,000,000      3,000,000
                Pima County IDA, Industrial Development
                  RB Tucson Electric Power Co.:
A1+/VMIG1            General Project Series 1982A (BankAmerica
                       National Trust and Savings Association) 3.65%,
                       12/6/95***....................................   3,000,000      3,000,000
A1+/VMIG1            Irvington Series 1982A (Societe Generale) 3.65%,
                       12/6/95***....................................   1,000,000      1,000,000
A1+/P1            Revenue RFB Tucson Retirement Center Project Series
                     1988 (Swiss Bank Corp.) 3.75%, 12/6/95***.......   4,100,000      4,100,000
                                                                                    ------------
                                                                                      27,429,556
                                                                                    ------------
                ARKANSAS -- 2.9%
NR/VMIG1        The Board of Trustees of the University of Arkansas
                  Various Facility UAMS Campus RB Series 1994 (Credit
                  Suisse) 3.65%, 12/6/95***..........................   9,000,000      9,000,000
                                                                                    ------------
                CALIFORNIA -- 4.4%
A1+/VMIG1       California Higher Education Loan Authority Series
                  1987 (National Westminster Bank PLC) 3.65%,
                  12/6/95***.........................................   2,000,000      2,000,000
NR/VMIG1        California Student Education Loan Marketing Corp.
                  Student Loan Revenue RFB Series 1993A (Dresdner
                  Bank A.G.) 3.70%, 12/7/95***.......................   7,000,000      7,000,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

    CREDIT                                                              PRINCIPAL       VALUE
   RATINGS*                                                              AMOUNT       (NOTE 2A)
---------------                                                        -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
                CALIFORNIA -- (CONTINUED)
A1/P1           Oakland HFA, Multifamily Rental Revenue RB Skyline
                  Hills Association Project Series 1985 (Citibank,
                  N.A.) 3.50%, 12/7/95***............................  $ 3,300,000   $  3,300,000
NR/VMIG1        San Diego City HFA, Multifamily Revenue Demand Bonds
                  Market Street Square Apartments Project Series 1985
                  Issue G (Barclays Bank PLC) 3.70%, 12/6/95***......    1,500,000      1,500,000
                                                                                     ------------
                                                                                       13,800,000
                                                                                     ------------
                COLORADO -- 4.2%
A1+/VMIG1       Colorado HFA, Sisters of Charity Health Care Systems
                  Series 1992A ARTS (SPA-Toronto Dominion Bank)
                  3.70%, 12/7/95***..................................    2,000,000      2,000,000
SP1+/NR         Colorado State General Fund Revenue TRANS Series 1995
                  4.50%, 6/27/96.....................................   11,200,000     11,252,233
                                                                                     ------------
                                                                                       13,252,233
                                                                                     ------------
                CONNECTICUT -- 1.0%
A1+/VMIG1       Connecticut State Development Authority PCR,
                  Connecticut Light & Power Co. Project A (Deutsche
                  Bank A.G.) 3.65%, 12/6/95***.......................    3,000,000      3,000,000
                                                                                     ------------
                DISTRICT OF COLUMBIA -- 5.0%
                District of Columbia:
                  GO RFB Series 1992:
A1+/VMIG1            A-1 (National Westminster Bank PLC) 3.85%,
                       12/1/95***....................................    3,000,000      3,000,000
A1+/VMIG1            A-2 (Bank of Nova Scotia) 3.85%, 12/1/95***.....    1,800,000      1,800,000
A1+/VMIG1            A-3 (Toronto Dominion Bank) 3.85%, 12/1/95***...    3,400,000      3,400,000
A1+/VMIG1            A-4 (Toronto Dominion Bank) 3.85%, 12/1/95***...      600,000        600,000
A1+/VMIG1            A-5 (Bank of Nova Scotia) 3.85%, 12/1/95***.....    5,400,000      5,400,000
A1/VMIG1          Revenue RB American Assignment Advancement Science
                     Project Series 1995 (Nations Bank) 3.75%,
                     12/1/95***......................................    1,500,000      1,500,000
                                                                                     ------------
                                                                                       15,700,000
                                                                                     ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

    CREDIT                                                             PRINCIPAL       VALUE
   RATINGS*                                                             AMOUNT       (NOTE 2A)
---------------                                                       -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
                FLORIDA -- 2.0%
A1+/P1          Okaloosa County Revenue Gulf Coast Treatment Center
                  Project Series 1984 (Societe Generale) 3.70%,
                  12/6/95***.........................................  $1,800,000   $  1,800,000
A1+/NR          Orange County HFA Housing Revenue Multifamily RFB
                  Smokewood/Sun Series 1992A (Citibank, N.A.) 3.80%,
                  12/6/95***.........................................   2,000,000      2,000,000
A1+/VMIG1       St. Lucie County PCR, Florida Power & Light Co.
                  Project Series 1993 (Florida Power & Light Co.)
                  3.80%, 12/6/95***..................................   2,500,000      2,500,000
                                                                                    ------------
                                                                                       6,300,000
                                                                                    ------------
                GEORGIA -- 6.7%
A1/NR           Bibb County Development Authority Environmental
                  Improvement Revenue RFB Series 1991 IR-1 (Temple
                  Inland, Inc.) 3.90%, 12/7/95*** (b)................   8,000,000      8,000,000
A1+/P1          Burke County Development Authority PCR, Oglethorpe
                  Power Corp. Project 1992A (Credit Suisse) 3.75%,
                  2/12/96**..........................................   1,800,000      1,800,000
A1+/NR          Columbus Downtown Development Authority IDR, One
                  Arsenal Plane Project Series 1985 (National
                  Westminster Bank PLC) 3.65%, 12/6/95***............   1,800,000      1,800,000
A1+/NR          Fulton County HFA, Multifamily Housing Revenue RFB
                  Spring Creek Crossing Project Series 1994 (Wachovia
                  Bank of Georgia, N.A.) 3.70%, 12/6/95***...........   5,000,000      5,000,000
A1+/NR          Marietta City Housing Authority Multifamily Housing
                  Revenue RFB Concepts 21 Delk Apartments Series 1994
                  (FNMA) 3.60%, 12/6/95***...........................   4,525,000      4,525,000
                                                                                    ------------
                                                                                      21,125,000
                                                                                    ------------
                ILLINOIS -- 4.3%
A1+/VMIG1       Chicago O'Hare International Airport General Airport
                  Second Lien RB Series 1994C (Societe Generale)
                  3.70%, 12/6/95***..................................   5,500,000      5,500,000
NR/VMIG1        Illinois EFAR, RB Museum of Science and Industry
                  Series 1985 (Northern Trust Co.) 3.75%, 12/6/95***
                  (b)................................................   2,100,000      2,100,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

    CREDIT                                                             PRINCIPAL       VALUE
   RATINGS*                                                             AMOUNT       (NOTE 2A)
---------------                                                       -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
                ILLINOIS -- (CONTINUED)
A1+/VMIG1       Illinois HFAR, RB Revolving Fund Pooled Financing
                  Program Series 1985F (NBD Bank Corp., Inc.) 3.60%,
                  12/6/95***.........................................  $4,300,000   $  4,300,000
A1+/NR          Savanna IDR, Metform Corp. Project Series 1994C
                  (First National Bank of Chicago) 3.75%,
                  12/6/95***.........................................   1,600,000      1,600,000
                                                                                    ------------
                                                                                      13,500,000
                                                                                    ------------
                INDIANA -- 4.2%
A1+/P1          Indiana Health Facility Financing Authority Refunding
                  RB MMM-Invest, Inc. Project Series 1990A (Banc One
                  Indianapolis, N.A.) 3.75%, 12/7/95*** (b)..........   3,460,000      3,460,000
NR/VMIG1        Indiana Health Facilities Financing Authority, RB
                  Rehabilitation Hospital Inc. Project Series 1990
                  (NBD Bank Corp., Inc.) 3.70%, 12/6/95***...........   4,000,000      4,000,000
A1+/NR          Lafayette City EDR, RFB Health Quest Realty XI
                  Project Series 1993 (Banc One Indianapolis, N.A.)
                  3.75%, 12/7/95*** (b)..............................   2,500,000      2,500,000
A1+/NR          Muncie City EDR, RFB Health Quest Realty Project
                  Series 1993 (Banc One Indianapolis, N.A.) 3.75%,
                  12/7/95*** (b).....................................   1,035,000      1,035,000
A1+/P1          Sullivan City PCR, RB Hoosier Energy Rural Electric
                  Cooperative, Inc. Project Series 1985L-4 (NRUCFC)
                  3.80%, 2/13/96**...................................   2,200,000      2,200,000
                                                                                    ------------
                                                                                      13,195,000
                                                                                    ------------
                LOUISIANA -- 2.5%
A1+/NR          Louisiana State Offshore Terminal Authority Deepwater
                  Port Revenue RB Loop Inc. First Stage Series 1991A
                  (Union Bank of Switzerland) 3.70%, 12/1/95***......   5,300,000      5,300,000
A1+/VMIG1       South La Port Commercial Marine Terminal Facilities
                  Revenue RB Occidental Petroleum Project Series 1991
                  (Credit Suisse) 3.70%, 12/6/95***..................   2,700,000      2,700,000
                                                                                    ------------
                                                                                       8,000,000
                                                                                    ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

    CREDIT                                                             PRINCIPAL       VALUE
   RATINGS*                                                             AMOUNT       (NOTE 2A)
---------------                                                       -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
                MARYLAND -- 1.5%
A1+/NR          Baltimore PCR Multi-Modal SCM Plants, Inc. Project
                  Series 1993 (Barclays Bank PLC) 3.70%,
                  12/7/95***.........................................  $3,500,000   $  3,500,000
NR/NR           Baltimore Series 1986 6.50%, 8/1/96 (c)..............   1,150,000      1,193,490
                                                                                    ------------
                                                                                       4,693,490
                                                                                    ------------
                MASSACHUSETTS -- 2.8%
SP1/MIG1        Massachusetts State UTGO Series 1995A 4.25%,
                  6/12/96............................................   8,625,000      8,639,911
                                                                                    ------------
                MICHIGAN -- 1.5%
SP1+/NR         Michigan Municipal Bond Authority Revenue Notes
                  Series 1995B 4.50%, 7/3/96.........................   4,750,000      4,768,454
                                                                                    ------------
                MINNESOTA -- 2.0%
A1+/VMIG1       Duluth City Miller Dwan Medical Center Revenue RB
                  Series 1989A (Citibank, N.A.) 3.75%, 12/7/95***....   6,300,000      6,300,000
                                                                                    ------------
                MISSOURI -- 2.9%
A1+/VMIG1       Missouri State Health & Educational Facilities
                  Authority Health Facilities Revenue RB Barnes
                  Hospital Project Series 1985 (Morgan Guaranty Trust
                  Co.) 3.55%, 12/6/95***.............................   7,000,000      7,000,000
NR/VMIG1        St. Charles County IDA, IDR RFB Venture Stores, Inc.
                  Project Series 1991 (Bank of Nova Scotia) 3.75%,
                  12/6/95***.........................................   2,000,000      2,000,000
                                                                                    ------------
                                                                                       9,000,000
                                                                                    ------------
                NEVADA -- 1.6%
A1+/NR          Clark County IDR, Nevada Power Corp. Project Series
                  1995C (Barclays Bank PLC) 3.75%, 12/6/95***........   5,000,000      5,000,000
                                                                                    ------------
                NEW MEXICO -- 2.1%
A1+/VMIG1       Albuquerque City Municipal Gross Receipts Tax
                  Adjustable Tender RB Series 1995 (Canadian Imperial
                  Bank of Commerce) 3.70%, 12/6/95***................   1,500,000      1,500,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

    CREDIT                                                             PRINCIPAL       VALUE
   RATINGS*                                                             AMOUNT       (NOTE 2A)
---------------                                                       -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
                NEW MEXICO -- (CONTINUED)
A1+/VMIG1       Albuquerque Hospital Revenue Sisters of Charity St.
                  Josephs Hospital Series 1992 (SPA-Toronto Dominion
                  Bank) 3.70%, 12/6/95***............................  $5,000,000   $  5,000,000
                                                                                    ------------
                                                                                       6,500,000
                                                                                    ------------
                NEW YORK -- 5.2%
NR/MIG1         East Meadow UFSD TANS Series 1995 4.25%, 6/27/96.....   6,800,000      6,822,451
NR/NR           New York State Urban Development Corp. Revenue RB
                  Correctional Facilities 8.00%, 1/1/96 (c)..........   7,500,000      7,674,558
NR/MIG1         West Islip UFSD TANS Series 1995 4.75%, 6/27/96......   2,000,000      2,008,121
                                                                                    ------------
                                                                                      16,505,130
                                                                                    ------------
                NORTH CAROLINA -- 1.3%
A1/P1           Lenoir County Industrial Facilities and Pollution
                  Control Financing Authority IDR, RB Texasgulf Inc.
                  Project Series 1983 (Bankers Trust Co.) 4.00%,
                  12/7/95*** (b).....................................   1,400,000      1,400,000
A1+/VMIG1       North Carolina Medical Care Community Hospital
                  Revenue Duke University Hospital Project Series
                  1993A 3.75%, 12/7/95***............................   2,650,000      2,650,000
                                                                                    ------------
                                                                                       4,050,000
                                                                                    ------------
                OHIO -- 1.0%
NR/MIG1         Toledo City Services Special Obligations Project
                  Series 1995 (Canadian Imperial Bank of Commerce)
                  3.90%, 6/1/96......................................   3,000,000      3,002,051
                                                                                    ------------
                OREGON -- 3.2%
                Klamath Falls City Electric RB Salt Caves
                  Hydroelectric Project Escrowed to Maturity:
SP1+/NR              Series 1986A 4.40%, 5/1/96 (a)(c)...............   5,000,000      5,000,000
SP1+/NR              Series 1986B 4.40%, 5/1/96 (a)(c)...............   5,000,000      5,014,318
                                                                                    ------------
                                                                                      10,014,318
                                                                                    ------------
                PENNSYLVANIA -- 1.5%
SP1/MIG1        Philadelphia TRANS Series 1995A 4.50%, 6/27/96.......   4,800,000      4,814,288
                                                                                    ------------

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

    CREDIT                                                             PRINCIPAL       VALUE
   RATINGS*                                                             AMOUNT       (NOTE 2A)
---------------                                                       -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
                TENNESSEE -- 3.8%
A1/NR           Carter County IDB, Industrial Development RB Inland
                  Container Corp. Project Series 1983 (Temple Inland,
                  Inc.) 3.95%, 12/1/95*** (b)........................  $ 3,000,000   $  3,000,000
A1+/VMIG1       Memphis UTGO Series 1995A (SPA-Westdeutsche
                  Landesbank GZ) 3.50%, 12/6/95***...................    1,400,000      1,400,000
A1+/P1          Shelby County Health Educational and Housing Facility
                  Board Multifamily Housing Revenue RFB Wyndridge II
                  Apartments Project Series 1994 (Credit Suisse)
                  3.70%, 12/6/95***..................................    7,635,000      7,635,000
                                                                                     ------------
                                                                                       12,035,000
                                                                                     ------------
                TEXAS -- 13.8%
NR/P1           Brazos River PCR, RB Monsanto Co. Project Series 1990
                  (Monsanto Co.) 3.60%, 12/6/95***...................    1,100,000      1,100,000
NR/NR           Dallas Water Works & Sewer Systems Revenue Series
                  1986A 8.50%, 10/1/96...............................    1,955,000      2,029,561
A1+/VMIG1       Greater East Texas Higher Education Project Series
                  1992A (SLMA) 3.70%, 12/7/95***.....................    2,000,000      2,000,000
A1+/P1          Guadalupe-Blanco River Authority IDC, IDR RFB The BOC
                  Group, Inc. Project Series 1993 (Wachovia Bank of
                  Georgia, N.A.) 3.75%, 12/7/95*** (b)...............    3,000,000      3,000,000
NR/NR           Houston Sewer System Revenue Series 1984 Escrowed to
                  Maturity U.S. Government Securities Collateral
                  9.00%, 10/1/96.....................................    2,200,000      2,294,137
A1+/NR          Katy ISD Series 1995A (SPA-Credit Suisse) 4.00%,
                  12/6/95***.........................................   10,000,000     10,000,000
A1+/P1          Port of Corpus Christi IDC, IDR RFB Lantana Corp.
                  Project Series 1992 (Banc One Texas, N.A.) 3.75%,
                  12/7/95***.........................................    3,085,000      3,085,000
A1+/VMIG1       Red River Authority PCR, RFB Southwestern Public
                  Service Co. Project Series 1991 ARTS (SPA-Union
                  Bank of Switzerland) 3.60%, 12/7/95***.............    5,300,000      5,300,000
A1+/VMIG1       San Antonio City Higher Education Authority, Inc.
                  Educational Facilities UTSA Phase I Dormitory
                  Project Series 1985 (Lloyds Bank PLC) 3.80%,
                  12/1/95***.........................................    3,085,000      3,085,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

    CREDIT                                                             PRINCIPAL       VALUE
   RATINGS*                                                             AMOUNT       (NOTE 2A)
---------------                                                       -----------   ------------
                SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
                TEXAS -- (CONTINUED)
A1/P1           Shenandoah City HFDC, Hospital RB Southwood Ltd.
                  Project I Series 1984 (Bank America National Trust
                  and Savings Association) 4.07%, 12/7/95*** (b).....  $4,300,000   $  4,300,000
                Texas State TRANS:
SP1+/MIG1         Series 1995A 4.75%, 8/30/96........................   5,000,000      5,023,952
A1+/P1            Series 1995B 3.65%, 8/20/96**......................   2,200,000      2,200,000
                                                                                    ------------
                                                                                      43,417,650
                                                                                    ------------
                UTAH -- 2.5%
NR/MIG1         Davis County School District TANS Series 1995 4.25%,
                  6/28/96............................................   3,000,000      3,006,437
A1+/P1          Salt Lake County HFA, Elderly Housing Revenue RFB
                  Sandy Retirement Center Series 1988 (Swiss Bank
                  Corp.) 3.65%, 12/7/95***...........................   4,900,000      4,900,000
                                                                                    ------------
                                                                                       7,906,437
                                                                                    ------------
                WYOMING -- 4.5%
A1+/P1          Green River City PCR, RB Texasgulf Project Series
                  1984 (Societe Generale) 4.00%, 12/7/95*** (b)......   1,800,000      1,800,000
                Lincoln County PCR RB PacificCorp. Project Series
                  1991 (PacificCorp.):
A1+/VMIG1            3.75%, 2/7/96**.................................   2,500,000      2,500,000
A1+/VMIG1            3.70%, 2/12/96**................................   3,500,000      3,500,000
A1+/VMIG1       Sweetwater County PCR, RB PacificCorp. Project Series
                  1992B (Union Bank of Switzerland) 3.70%,
                  3/13/96**..........................................   6,305,000      6,305,000
                                                                                    ------------
                                                                                      14,105,000
                                                                                    ------------
                TOTAL INVESTMENTS -- 98.8% (COST $310,553,518)+......                310,553,518
                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%........                  3,912,866
                                                                                    ------------
                NET ASSETS -- 100.0%.................................               $314,466,384
                                                                                     ===========

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments
November 30, 1995

  CREDIT                                                            PRINCIPAL       VALUE
 RATINGS*                                                            AMOUNT       (NOTE 2A)
-----------                                                        -----------   ------------
             VARIABLE RATE DEMAND NOTES*** -- 52.9%
A1+/VMIG1    Babylon GO Series 1994B (AMBAC/SPA-Bank of
               Nova Scotia) 3.45%, 12/6/95.......................  $ 2,500,000   $  2,500,000
A1+/VMIG1    Indian Trace Community Development District Florida
               Basin 1 Water Management Series A UPDATES
               (MBIA/SPA-Swiss Bank Corp.) 3.60%, 12/6/95........    3,800,000      3,800,000
A1+/NR       Nassau County IDA, CFR Cold Spring Harbor Laboratory
               Project Series 1989 (Morgan Guaranty Trust Co.)
               3.80%, 12/1/95....................................    5,000,000      5,000,000
A1/NR        New York City Housing Development Corp. Mortgage
               Revenue Multifamily Columbus Gardens Project
               Series A 3.50%, 12/6/95...........................      200,000        200,000
             New York City IDA:
A1+/NR         CFR Calhoun School Inc. Project (Barclays Bank
                  PLC) 3.50%, 12/7/95............................    1,800,000      1,800,000
A1+/NR         CFR Childrens Oncology Society (Barclays Bank PLC)
                  3.45%, 12/6/95.................................    1,900,000      1,900,000
A1+/NR         CFR National Audubon Society RB Series 1989 (Swiss
                  Bank Corp.) 3.70%, 12/1/95.....................    2,000,000      2,000,000
A2/VMIG1       IDR Field Hotel Association JFK Project (Banque
                  Indosuez) 3.60%, 12/6/95.......................    9,700,000      9,700,000
NR/P1          IDR La Guardia Association Project (Banque
                  Indosuez) 3.60%, 12/6/95.......................   11,000,000     11,000,000
             New York City Municipal Water Finance Authority
               Water & Sewer System Revenue RB (FGIC):
A1+/VMIG1         Fiscal 1994 Series 1993C 3.80%, 12/1/95........      280,000        280,000
A1+/VMIG1         Series 1995A 4.00%, 12/1/95....................      500,000        500,000
             New York City Trust Cultural Resources Revenue:
NR/VMIG1       American Museum of Natural History Series 1993A
                  (MBIA/SPA-Credit Suisse) 3.45%, 12/6/95........    3,550,000      3,550,000
A1+/VMIG1      Solomon R. Guggenheim Series 1990B (Swiss Bank
                  Corp.) 3.70%, 12/1/95..........................    2,000,000      2,000,000
             New York City UTGO:
A1+/VMIG1      Fiscal 1993 Subseries B (FGIC) 4.00%, 12/1/95.....   11,000,000     11,000,000
A1+/VMIG1      Fiscal 1994 Subseries B-4 (Union Bank of
                  Switzerland) 4.00%, 12/1/95....................    2,400,000      2,400,000
               Fiscal 1995:
A1+/VMIG1         Subseries B-3 (MBIA) 3.80%, 12/1/95............    1,150,000      1,150,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

  CREDIT                                                            PRINCIPAL       VALUE
 RATINGS*                                                            AMOUNT       (NOTE 2A)
-----------                                                        -----------   ------------
             VARIABLE RATE DEMAND NOTES*** -- (CONTINUED)
             New York City UTGO Fiscal 1995: -- (continued)
A1+/VMIG1      Subseries B-4 (MBIA) 3.80%, 12/1/95...............  $ 3,600,000   $  3,600,000
A1+/VMIG1      Subseries B-7 (AMBAC) 3.80%, 12/1/95..............      300,000        300,000
A1+/VMIG1    New York State Dormitory Authority Revenues RB
               Cornell University Series 1990B (Liq. Morgan
               Guaranty Trust) 3.70%, 12/1/95....................      700,000        700,000
             New York State ERDA, PCR:
               Central Hudson Gas and Electric:
NR/P1             Series 1985B (Deutsche Bank A.G.) 3.45%,
                    12/7/95......................................    3,500,000      3,500,000
NR/P1             Series 1987B (Union Bank of Switzerland) 3.60%,
                    12/7/95......................................    1,800,000      1,800,000
A1+/VMIG1      Electric and Gas Series 1994D (Union Bank of
                  Switzerland) 3.70%, 12/1/95....................      900,000        900,000
A1+/VMIG1    New York State HFA Normandie Court 1 Project Series
               1991A (Societe Generale) 3.45%, 12/6/95...........   12,800,000     12,800,000
A1+/VMIG1    New York State Local Assistance Corp. Series A
               (Credit Suisse, Swiss Bank Corp. and Union Bank of
               Switzerland) 3.50%, 12/6/95.......................    9,700,000      9,700,000
             New York State Local Government Assistance Corp.:
A1+/VMIG1      Series D (Societe Generale) 3.55%, 12/6/95........    1,700,000      1,700,000
A1+/VMIG1      Series E (Canadian Imperial Bank Canada) 3.55%,
                  12/6/95........................................    2,000,000      2,000,000
A1+/VMIG1      Series G (National Westminster Bank PLC) 3.50%,
                  12/6/95........................................    8,600,000      8,600,000
NR/VMIG1     New York State Thruway Authority General Revenue
               (FGIC GO of Authority) 3.65%, 12/1/95.............      200,000        200,000
NR/VMIG1     North Hempstead Solid Waste Management Authority
               Series A (National Westminster Bank PLC) 3.50%,
               12/6/95...........................................    3,500,000      3,500,000
A1+/NR       Seneca County IDA, CFR New York Chiropractic College
               (Barclays Bank PLC) 3.50%, 12/6/95................    9,500,000      9,500,000
NR/P1        St. Lawrence County IDA, PCR Reynolds Metals Co.
               Project Series 1985 (Bank of Nova Scotia) 3.80%,
               12/1/95...........................................    5,250,000      5,250,000
NR/VMIG1     Suffolk County Water Authority BANS (SPA-Bank of
               Nova Scotia) 3.65%, 12/6/95.......................    3,800,000      3,800,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

  CREDIT                                                            PRINCIPAL       VALUE
 RATINGS*                                                            AMOUNT       (NOTE 2A)
-----------                                                        -----------   ------------
             VARIABLE RATE DEMAND NOTES*** -- (CONTINUED)
A1+/VMIG1    Syracuse IDA, CFR RB Multi-Modal Syracuse University
               Project (Morgan Guaranty Trust Co.) 3.70%,
               12/1/95...........................................  $ 3,000,000   $  3,000,000
A1+/VMIG1    Triborough Bridge and Tunnel Authority Special
               Obligation RB Series 1994 (FGIC) 3.50%, 12/6/95...    4,000,000      4,000,000
                                                                                 ------------
             TOTAL VARIABLE RATE DEMAND NOTES....................                 133,630,000
                                                                                 ------------
             MUNICIPAL OBLIGATIONS -- 25.6%
NR/NR        Brockport CSD BANS 4.25%, 6/27/96...................    4,000,000      4,010,664
NR/NR        Clarence CSD TANS 4.00%, 6/28/96....................    2,000,000      2,003,243
NR/MIG1      East Meadow UFSD TANS 4.25%, 6/27/96................    2,000,000      2,006,491
NR/NR        Greece CSD Monroe County TANS 4.00%, 6/28/96........    3,000,000      3,003,218
             Town of Hempstead:
               BANS Series A:
NR/NR             5.25%, 3/1/96..................................    3,500,000      3,505,297
NR/NR             5.50%, 3/1/96..................................      500,000        501,053
NR/NR          UFSD TANS 4.50%, 6/28/96..........................    2,000,000      2,007,659
NR/NR        Merrick UFSD TANS 4.25%, 6/27/96....................    1,000,000      1,003,050
NR/NR        Metropolitan Transportation Authority Series F
               8.375%, 7/1/96 (c)................................    4,000,000      4,184,268
             Nassau County:
               BANS:
SP1/MIG1          Series E 4.25%, 3/15/96........................    1,570,000      1,572,831
SP1+/MIG1         Series F 4.50%, 3/15/96........................      500,000        501,089
SP1/MIG1       RANS 4.25%, 6/27/96...............................    2,000,000      2,005,321
             New York City Municipal Assistance Corp. Series 56
               (c):
NR/NR          7.90%, 7/1/96.....................................    1,500,000      1,565,156
NR/NR          8.10%, 7/1/96.....................................      500,000        522,500
NR/NR        New York City Municipal Water Finance Authority
               Water & Sewer System Revenue Series A 7.00%,
               6/15/96 (c).......................................    1,500,000      1,555,079
NR/NR        New York State Dormitory Authority Revenues
               Refunding Insured New York University Series B
               (MBIA) 3.65%, 7/1/96..............................      530,000        529,829
             New York State ERDA, PCR:
               New York State Electric and Gas Corp. RB:
A1+/NR            (Morgan Guaranty Trust Co.) 4.65%, 3/15/96
                    (a)..........................................    1,500,000      1,500,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

  CREDIT                                                            PRINCIPAL       VALUE
 RATINGS*                                                            AMOUNT       (NOTE 2A)
-----------                                                        -----------   ------------
             MUNICIPAL OBLIGATIONS -- (CONTINUED)
             New York State ERDA, PCR; New York State Electric
               and Gas Corp. RB: -- (continued)
A1+/NR            Series D (Union Bank of Switzerland) 4.60%,
                    12/1/95 (a)..................................  $ 1,000,000   $  1,000,000
A1+/NR            Series D (Union Bank of Switzerland) 3.65%,
                    12/1/96 (a)++................................    1,000,000      1,000,000
NR/VMIG1       LILCO Project Series B (Deutsche Bank A.G.) 4.70%,
                  3/1/96 (a).....................................    2,500,000      2,500,000
             New York State HFA U.S. Government Securities
               Collateral:
NR/NR             Special Obligation Health Facilities New York
                    City Series A Escrowed to Maturity 6.55%,
                    5/1/96.......................................      500,000        505,671
                  State University Construction Series A:
NR/NR               Escrowed to Maturity 7.00%, 5/1/96...........      200,000        202,328
NR/NR               8.00%, 5/1/96 (c)............................      200,000        207,312
             New York State PAR and General Purposes RB:
A1/VMIG1       (GO of New York State Power Authority) 3.85%,
                  3/1/96 (a).....................................    4,000,000      4,000,000
               Series T (c):
NR/NR             7.375%, 1/1/96.................................      400,000        409,007
NR/NR             7.400%, 1/1/96.................................      325,000        332,390
             New York State Urban Development Corporation Revenue
               Correctional Facility Series A (c):
NR/NR             7.00%, 1/1/96..................................    1,400,000      1,431,488
NR/NR             9.20%, 1/1/96..................................      250,000        255,980
NR/NR        Oyster Bay BANS 4.00%, 7/12/96......................    4,000,000      4,008,224
NR/NR        Port Washington UFSD TANS 4.25%, 6/27/96............    2,000,000      2,006,039
NR/NR        Scarsdale UFSD TANS 4.00%, 6/27/96..................    3,000,000      3,006,484
NR/NR        Southampton County of Suffolk UFSD TANS 4.50%,
               6/28/96...........................................    4,350,000      4,365,357
NR/MIG1      South Huntington UFSD TANS 4.25%, 6/28/96...........    2,000,000      2,006,515
NR/MIG1      Three Village CSD TANS 4.50%, 6/28/96...............    1,600,000      1,607,049
NR/NR        Triborough Bridge and Tunnel Authority Revenue
               General Purpose Series 1 7.625%, 1/1/96 (c).......    2,500,000      2,557,724

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

  CREDIT                                                            PRINCIPAL       VALUE
 RATINGS*                                                            AMOUNT       (NOTE 2A)
-----------                                                        -----------   ------------
             MUNICIPAL OBLIGATIONS -- (CONTINUED)
NR/NR        United Nations Development Corp. Revenue Phase 2 & 3
               Senior Lien 7.875%, 7/1/96 (c)....................  $ 1,300,000   $  1,356,155
                                                                                 ------------
             TOTAL MUNICIPAL OBLIGATIONS.........................                  64,734,471
                                                                                 ------------
             TAX EXEMPT COMMERCIAL PAPER -- 21.1%
             New York City Municipal Water Finance Authority
               (Credit Suisse):
A1+/P1            3.80%, 12/4/95.................................    2,800,000      2,800,000
A1+/P1            3.35%, 12/7/95.................................    2,100,000      2,100,000
A1+/P1            3.95%, 12/7/95.................................    1,000,000      1,000,000
A1+/P1            3.50%, 12/20/95................................    1,000,000      1,000,000
A1+/P1            3.70%, 1/23/96.................................    1,000,000      1,000,000
A1+/P1            3.75%, 1/24/96.................................    3,000,000      3,000,000
A1+/P1            3.75%, 1/26/96.................................    1,600,000      1,600,000
A1+/P1            3.70%, 1/29/96.................................    2,000,000      2,000,000
A1+/P1            3.70%, 1/30/96.................................    2,000,000      2,000,000
             New York City UTGO Fiscal 1994 Series 1994H:
               Subseries H-3 (FSA/SPA-Banque Paribas):
A1/VMIG1          3.90%, 12/4/95.................................    2,000,000      2,000,000
A1/VMIG1          3.75%, 12/7/95.................................    2,000,000      2,000,000
A1/VMIG1          3.70%, 1/17/96.................................    2,200,000      2,200,000
A1/VMIG1          3.75%, 1/25/96.................................    2,000,000      2,000,000
A1/VMIG1          3.70%, 2/28/96.................................    3,100,000      3,100,000
               Subseries H-4 (AMBAC/SPA-Kredietbank, N.V.):
A1/VMIG1          3.70%, 1/26/96.................................    2,800,000      2,800,000
A1/VMIG1          3.75%, 3/7/96..................................    2,500,000      2,500,000
A1+/P1       New York State EFC, Solid Waste Disposal RFB General
               Electric Capital Corp. Project Series 1987A
               (General Electric Capital Corp.) 3.75%, 1/10/96...    2,500,000      2,500,000
             New York State GO BANS:
               Series Q:
A1/P1             3.80%, 1/16/96.................................    2,000,000      2,000,000
A1/P1             3.70%, 1/18/96.................................    2,200,000      2,200,000
A1/P1             3.70%, 1/22/96.................................    2,000,000      2,000,000
A1/P1             3.75%, 2/7/96..................................    2,350,000      2,350,000

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
THE NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (continued)
November 30, 1995

  CREDIT                                                            PRINCIPAL       VALUE
 RATINGS*                                                            AMOUNT       (NOTE 2A)
-----------                                                        -----------   ------------
             TAX EXEMPT COMMERCIAL PAPER -- (CONTINUED)
             New York State GO BANS:-- (continued)
               Series R:
A1/P1             3.625%, 1/11/96................................  $ 2,000,000   $  2,000,000
A1/P1             3.75%, 1/16/96.................................    2,000,000      2,000,000
A1/P1             3.70%, 2/7/96..................................    2,000,000      2,000,000
A1/P1             3.70%, 2/8/96..................................    3,100,000      3,100,000
                                                                                 ------------
             TOTAL TAX EXEMPT COMMERCIAL PAPER...................                  53,250,000
                                                                                 ------------
             TOTAL INVESTMENTS -- 99.6% (COST $251,614,471)+.....                 251,614,471
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%.......                   1,006,630
                                                                                 ------------
             NET ASSETS -- 100.0%................................                $252,621,101
                                                                                  ===========

See Footnotes to Portfolios and accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Footnotes to Portfolios (unaudited)

  * Credit Ratings given by Standard and Poor's Ratings Group and Moody's Investors Service, Inc.

 Standard & Poor's       Moody's
--------------------   -----------
 Long-Term Ratings:
        AAA                Aaa        Instrument judged to be of the best quality and
                                      carrying the smallest amount of credit risk.
Short-Term Ratings:
         A1                P1         Instrument judged to be of the highest quality.
        SP1            MIG1/VMIG1     Instrument judged to be of the best quality
                                      with strong protection.
         NR                NR         Not Rated. In the opinion of the Investment
                                      Advisers, instrument judged to be of comparable
                                      investment quality to rated securities which
                                      may be purchased by the Funds.

     Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's applies numerical modifiers to designate relative standing within the generic rating categories.

     U.S. Government Issues have assumed ratings of AAA/Aaa.

 **  Tax Exempt Commercial Paper.

*** Variable Rate Demand Notes or Obligations. Maturity date shown is the later of next exercise date of the demand feature (redemption at par by the issuers) or the next interest reset date; rate shown is rate in effect at November 30, 1995. Yield to maturity on date of purchase shown is yield in effect at November 30, 1995.

+ The cost of securities for Federal income tax purposes is substantially the same.

 ++ Security purchased on a when issued basis. Portfolio securities in The Government Money Market Fund and The New York Tax Free Money Market Fund with a market value of $117,244,458 and $1,023,090, respectively, have been segregated against the portfolio purchase.

(a)  Maturity date shown is the mandatory or optional put date.

(b)  Security may be sold to institutional investors only.

(c)  Pre-refunded and U.S. Government Securities Collateral.

INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.

INSTITUTIONS SHOWN IN PARENTHESIS HAVE ENTERED INTO CREDIT SUPPORT AGREEMENTS WITH THE ISSUERS.

THE HANOVER FUNDS, INC.
Footnotes to Portfolios (unaudited) (continued)

ABBREVIATIONS USED IN THE PORTFOLIOS:
AMBAC        American Municipal Bond Assurance Corporation
ARTS         Adjustable Rate Tender Security
BANS         Bond Anticipation Notes
CFR          Civil Facilities Revenue
CSD          Central School District
EDR          Economic Development Revenue
EFAR         Education Facilities Authority Revenue
EFC          Environmental Facilities Corporation
ERDA         Energy Research and Development Authority
FGIC         Financial Guaranty Insurance Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance
HFA          Housing Finance Agency
HFAR         Health Facilities Authority Revenue
HFDC         Health Facilities Development Corporation
GO           General Obligation
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDC          Industrial Development Corporation
IDR          Industrial Development Revenue
ISD          Independent School District
MBIA         Municipal Bond Insurance Association
NRUCFC       National Rural Utilities Cooperative Finance Corp.
PAR          Power Authority Revenue
PCR          Pollution Control Revenue
RANS         Revenue Anticipation Notes
RB           Revenue Bonds
RFB          Refunding Bonds
SLMA         Student Loan Marketing Association
SPA          Standby Purchase Agreement
TANS         Tax Anticipation Notes
TRANS        Tax and Revenue Anticipation Notes
UFSD         Union Free School District
UPDATES      Unit Priced Demand Adjustable Tax-Exempt Security
UTGO         Unlimited Tax General Obligation

THE HANOVER FUNDS, INC.
Statement of Assets and Liabilities
November 30, 1995

                                                     THE 100%
                                                  U.S. TREASURY       THE U.S.           THE
                                                    SECURITIES        TREASURY        GOVERNMENT
                                                   MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                       FUND             FUND             FUND
                                                  --------------   --------------   --------------
ASSETS:
  Investments in securities, at value (cost
     $1,337,369,032, $1,154,498,284, and
     $1,464,062,168, respectively) (Note 2A)....  $1,337,369,032   $1,154,498,284   $1,464,062,168
  Repurchase agreements, at value (cost $0,
     $500,000,000, and $200,000,000,
     respectively) (Note 8).....................              --      500,000,000      200,000,000
  Cash..........................................          91,949       11,072,335               --
  Receivable for securities sold................              --               --       25,000,000
  Interest receivable...........................       1,895,605        1,910,808        5,894,185
  Deferred organizational costs (Note 2E).......           1,762           10,853               --
  Other assets..................................          20,536           22,635           27,610
                                                  --------------   --------------   --------------
     Total assets...............................   1,339,378,884    1,667,514,915    1,694,983,963
                                                  --------------   --------------   --------------
LIABILITIES:
  Payable for securities purchased..............              --               --      139,922,056
  Dividend payable (Note 2C)....................       1,218,124        2,675,555        2,271,183
  Shareholder servicing fee payable (Note 6)....         374,997          487,887          429,836
  Investment advisory fee payable (Note 4)......         128,570          167,276          147,372
  Administrative services fee payable (Note
     5).........................................          45,349           59,001           51,980
  Co-Administrative services fee payable (Note
     5).........................................          32,143           41,819           36,843
  Custodian fee payable (Note 7)................              --           48,046               --
  Cash overdraft due to custodian...............              --               --            7,259
  Transfer agent fee payable (Note 7)...........              --            7,125               --
  Fund accounting fee payable (Note 5)..........           2,083            2,083            2,083
  Other accrued liabilities.....................          28,797          197,171          116,912
                                                  --------------   --------------   --------------
     Total liabilities..........................       1,830,063        3,685,963      142,985,524
                                                  --------------   --------------   --------------
NET ASSETS:
  Shares of capital stock outstanding (par value
     of $.001 per share); ten billion shares
     authorized.................................       1,337,563        1,663,829        1,551,998
  Additional paid-in capital....................   1,336,225,405    1,662,165,123    1,550,446,441
  Accumulated undistributed net realized loss on
     investment transactions....................         (14,147)              --               --
                                                  --------------   --------------   --------------
Net assets applicable to outstanding shares.....  $1,337,548,821   $1,663,828,952   $1,551,998,439
                                                   =============    =============    =============
Shares of capital stock outstanding.............   1,337,562,968    1,663,828,952    1,551,998,439
                                                   =============    =============    =============
Net asset value per share outstanding...........      $1.00            $1.00            $1.00
                                                      =====            =====            =====

See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Statement of Assets and Liabilities (continued)
November 30, 1995

                                                                                         THE
                                                                                       NEW YORK
                                                      THE CASH       THE TAX FREE      TAX FREE
                                                     MANAGEMENT      MONEY MARKET    MONEY MARKET
                                                        FUND             FUND            FUND
                                                   --------------    ------------    ------------
ASSETS:
  Investments in securities, at value (cost
     $1,513,921,449, $310,553,518, and
     $251,614,471, respectively) (Note 2A)......   $1,513,921,449    $310,553,518    $251,614,471
  Repurchase agreements, at value (cost
     $114,000,000, $0, and $0, respectively)
     (Note 8)...................................      114,000,000              --              --
  Cash..........................................       10,537,302       2,423,238         815,426
  Receivable for securities sold................       20,257,330              --              --
  Interest receivable...........................        5,779,898       2,204,741       1,869,552
  Other assets..................................           21,788           3,725           3,309
                                                   --------------    ------------    ------------
     Total assets...............................    1,664,517,767     315,185,222     254,302,758
                                                   --------------    ------------    ------------
LIABILITIES:
  Payable for securities purchased..............       27,130,907              --       1,208,823
  Dividend payable (Note 2C)....................        2,089,945         486,275         305,769
  Shareholder servicing fee payable (Note 6)....          396,417          91,737          74,300
  Investment advisory fee payable (Note 4)......          135,914          31,453          25,474
  Administrative services fee payable (Note
     5).........................................           47,939          11,094           8,985
  Co-Administrative services fee payable (Note
     5).........................................           33,978           7,863           6,369
  Custodian fee payable (Note 7)................           25,613          30,588          12,322
  Transfer agent fee payable (Note 7)...........            8,846           8,151           3,627
  Fund accounting fee payable (Note 5)..........            2,083           2,300           2,139
  Other accrued liabilities.....................          153,033          49,377          33,849
                                                   --------------    ------------    ------------
     Total liabilities..........................       30,024,675         718,838       1,681,657
                                                   --------------    ------------    ------------
NET ASSETS:
  Shares of capital stock outstanding (par value
     of $.001 per share); ten billion shares
     authorized.................................        1,634,493         314,512         252,669
  Additional paid-in capital....................    1,632,858,599     314,197,593     252,416,056
  Accumulated undistributed net realized loss on
     investment transactions....................               --         (45,721)        (47,624)
                                                   --------------    ------------    ------------
  Net assets applicable to outstanding shares...   $1,634,493,092    $314,466,384    $252,621,101
                                                    =============     ===========     ===========
  Shares of capital stock outstanding...........    1,634,493,092     314,512,105     252,668,725
                                                    =============     ===========     ===========
  Net asset value per share outstanding.........       $1.00            $1.00           $1.00
                                                       =====            =====           =====

See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Statement of Operations
For the Year Ended November 30, 1995

                                         THE 100%
                                           U.S.                        THE                                       THE
                                         TREASURY      THE U.S.    GOVERNMENT                                 NEW YORK
                                        SECURITIES     TREASURY       MONEY       THE CASH    THE TAX FREE    TAX FREE
                                       MONEY MARKET  MONEY MARKET    MARKET      MANAGEMENT   MONEY MARKET  MONEY MARKET
                                           FUND          FUND         FUND          FUND          FUND          FUND
                                       ------------  ------------  -----------  ------------  ------------  -------------
NET INVESTMENT INCOME:
INTEREST INCOME......................  $59,142,062   $84,441,346   $85,684,159  $68,443,684   $13,229,723    $ 8,106,519
                                       ------------  ------------  -----------  ------------  ------------  -------------
EXPENSES:
  Shareholder servicing (Note 6).....    3,711,688     5,160,464    5,044,785     4,040,014     1,183,863        755,492
  Investment advisory (Note 4).......    1,590,723     2,211,627    2,162,051     1,731,434       507,370        323,782
  Administrative services (Note 5)...      452,063       628,663      614,702       492,115       144,310         92,011
  Co-Administrative services (Note
    5)...............................      318,145       442,325      432,410       346,287       101,474         64,756
  Registration.......................      176,597       185,710      231,636       176,953        62,538         31,580
  Custodian (Note 7).................       81,398       277,195      246,782       102,656        60,645         41,689
  Transfer agent (Note 7)............       51,432        70,623       70,607        70,975        26,475         28,220
  Legal..............................       30,900        62,103       46,099        36,048        59,253          6,850
  Fund accounting (Note 5)...........       25,507        25,128       25,451        26,942        29,027         27,086
  Insurance..........................       17,812        24,849       19,622        14,710         9,808          4,059
  Directors..........................       14,404        20,533       19,685        15,680         5,270          2,993
  Reports to shareholders............       13,609        19,250       18,799        15,160         6,070          3,110
  Audit..............................       11,216        15,840       17,852        12,907         3,174          2,774
  Amortization of organization
    expenses (Note 2E)...............        7,618        19,768           --         4,345        10,090             --
  Miscellaneous......................       15,991        71,297       28,614        23,160         8,938          4,849
                                       ------------  ------------  -----------  ------------  ------------  -------------
    Total expenses before waivers....    6,519,103     9,235,375    8,979,095     7,109,386     2,218,305      1,389,251
    Expenses waived by Investment
      advisers, Co-Administrator &
      Custodian (Notes 4, 5 & 7).....     (342,061)     (634,684)    (480,816)     (375,631)     (132,259)       (85,251)
                                       ------------  ------------  -----------  ------------  ------------  -------------
  Net expenses.......................    6,177,042     8,600,691    8,498,279     6,733,755     2,086,046      1,304,000
                                       ------------  ------------  -----------  ------------  ------------  -------------
NET INVESTMENT INCOME................   52,965,020    75,840,655   77,185,880    61,709,929    11,143,677      6,802,519
                                       ------------  ------------  -----------  ------------  ------------  -------------
NET REALIZED GAIN (LOSS) ON
  INVESTMENTS........................      286,897       106,094        8,875        51,803       (65,920)          (915)
                                       ------------  ------------  -----------  ------------  ------------  -------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................  $53,251,917   $75,946,749   $77,194,755  $61,761,732   $11,077,757    $ 6,801,604
                                       ===========   ===========   ===========  ===========   ===========    ===========

See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Statement of Changes in Net Assets

                      THE 100% U.S. TREASURY SECURITIES            THE U.S. TREASURY                      THE GOVERNMENT
                              MONEY MARKET FUND                    MONEY MARKET FUND                    MONEY MARKET FUND
                      ---------------------------------   -----------------------------------   ----------------------------------
                           YEAR ENDED NOVEMBER 30,              YEAR ENDED NOVEMBER 30,              YEAR ENDED NOVEMBER 30,
                      ---------------------------------   -----------------------------------   ----------------------------------
                           1995              1994               1995               1994               1995              1994
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
INCREASE IN NET
 ASSETS:
Operations:
  Net investment
    income..........  $    52,965,020   $    24,200,846   $     75,840,655   $     36,769,435   $     77,185,880   $    29,545,724
  Net realized gain
    on invest-
    ments...........          286,897            40,715            106,094             24,119              8,875            34,426
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
Net increase in net
  assets resulting
  from operations...       53,251,917        24,241,561         75,946,749         36,793,554         77,194,755        29,580,150
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
Distributions to
  shareholders:
  Net investment
    income..........      (52,965,020)      (24,200,846)       (75,840,655)       (36,769,435)       (77,185,880)      (29,545,724)
  Net realized gain
    (loss) on
    investments.....         (287,803)          (53,956)           (90,389)           (39,824)                64           (63,266)
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
                          (53,252,823)      (24,254,802)       (75,931,044)       (36,809,259)       (77,185,816)      (29,608,990)
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
Capital share
  transactions (at
  $1.00 per share):
    Proceeds from
      sales of
      shares........    8,315,731,409     6,313,225,632     13,719,687,712     11,697,651,225     16,830,561,076     8,540,855,568
    Net asset value
      of shares
      issued in
      reinvestment
      of distri-
      butions.......       38,827,021        17,702,352         44,475,592         22,994,479         44,844,948        12,795,260
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
                        8,354,558,430     6,330,927,984     13,764,163,304     11,720,645,704     16,875,406,024     8,553,650,828
    Cost of shares
      redeemed......   (8,041,133,881)   (6,180,420,868)   (13,321,482,895)   (11,428,612,498)   (16,465,315,771)   (7,957,986,557)
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
Net increase in net
  assets derived
  from capital share
  transactions......      313,424,549       150,507,116        442,680,409        292,033,206        410,090,253       595,664,271
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
NET INCREASE IN NET
  ASSETS............      313,423,643       150,493,875        442,696,114        292,017,501        410,099,192       595,635,431
NET ASSETS:
  Beginning of
    period..........    1,024,125,178       873,631,303      1,221,132,838        929,115,337      1,141,899,247       546,263,816
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
  End of period.....  $ 1,337,548,821   $ 1,024,125,178   $  1,663,828,952   $  1,221,132,838   $  1,551,998,439   $ 1,141,899,247
                       ==============    ==============    ===============    ===============    ===============    ==============

See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Statement of Changes in Net Assets (continued)

                                     THE CASH                            THE TAX FREE                   THE NEW YORK TAX FREE
                                 MANAGEMENT FUND                      MONEY MARKET FUND                   MONEY MARKET FUND
                        ----------------------------------    ----------------------------------    ------------------------------
                             YEAR ENDED NOVEMBER 30,               YEAR ENDED NOVEMBER 30,             YEAR ENDED NOVEMBER 30,
                        ----------------------------------    ----------------------------------    ------------------------------
                             1995               1994               1995               1994              1995             1994
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
  Net investment
    income............  $    61,709,929    $    27,662,057    $    11,143,677    $     8,285,351    $   6,802,519    $   3,436,386
  Net realized gain
    (loss) on
    investments.......           51,803             26,136            (65,920)          (272,226)            (915)          (3,816)
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
Net increase in net
  assets resulting
  from operations.....       61,761,732         27,688,193         11,077,757          8,013,125        6,801,604        3,432,570
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
Distributions to
  shareholders:
  Net investment
    income............      (61,709,929)       (27,662,057)       (10,945,829)        (8,190,774)      (6,802,519)      (3,436,315)
  Net realized gain on
    investments.......          (51,803)           (26,136)                --                 --               --               --
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
                            (61,761,732)       (27,688,193)       (10,945,829)        (8,190,774)      (6,802,519)      (3,436,315)
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
Capital share
  transactions (at
  $1.00 per share):
    Proceeds from
      sales of
      shares..........   10,290,191,626      7,914,911,934      1,492,967,257      1,950,480,104      650,155,917      561,794,942
    Net asset value of
      shares issued in
      reinvestment of
      distributions...       36,322,846         14,408,576          4,501,517          3,447,870        3,539,264        1,645,715
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
                         10,326,514,472      7,929,320,510      1,497,468,774      1,953,927,974      653,695,181      563,440,657
    Cost of shares
      redeemed........   (9,682,066,076)    (7,800,301,282)    (1,542,176,447)    (1,829,904,382)    (583,079,840)    (545,068,230)
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
Net increase
  (decrease) in net
  assets derived from
  capital share
  transactions........      644,448,396        129,019,228        (44,707,673)       124,023,592       70,615,341       18,372,427
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
NET INCREASE
  (DECREASE) IN NET
  ASSETS..............      644,448,396        129,019,228        (44,575,745)       123,845,943       70,614,426       18,368,682
NET ASSETS:
  Beginning of
    period............      990,044,696        861,025,468        359,042,129        235,196,186      182,006,675      163,637,993
                        ---------------    ---------------    ---------------    ---------------    -------------    -------------
  End of period.......  $ 1,634,493,092    $   990,044,696    $   314,466,384    $   359,042,129    $ 252,621,101    $ 182,006,675
                         ==============     ==============     ==============     ==============     ============     ============

See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Notes to Financial Statements
November 30, 1995

1.  DESCRIPTION

     The Hanover Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was established as a Maryland corporation on October 5, 1988. The Articles of Incorporation of the Company authorize ten billion shares, having a par value of $.001 per share. The Company has six separate investment portfolios: The 100% U.S. Treasury Securities Money Market Fund ("The 100% U.S. Treasury Securities Fund"), The U.S. Treasury Money Market Fund ("The U.S. Treasury Fund"), The Government Money Market Fund ("The Government Fund"), The Cash Management Fund, The Tax Free Money Market Fund ("The Tax Free Fund") and The New York Tax Free Money Market Fund ("The New York Tax Free Fund"), (each, a "Fund," collectively, the "Funds").

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     A) SECURITY VALUATION: Pursuant to Rule 2a-7 of The Investment Company Act of 1940, investment securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to avoid dilution of net asset value per share. The Funds seek to maintain a stable net asset value of $1.00 per share.

     B) INVESTMENT TRANSACTIONS AND INCOME: Investment transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method to calculate gain and loss on sales for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

     C) DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly, generally on the first business day of each month. Net investment income for dividend purposes consists of (i) interest accrued and discount earned on the Fund's assets (including both original issue and market discount), less (ii) amortization of market premium on such assets, and the accrued expenses of the Fund. Any net realized capital gains less available capital loss carryover are distributed at least annually.

     D) FEDERAL INCOME TAXES: Each Fund is a separate taxable entity for Federal income tax purposes, and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes all of its "investment company taxable income", as defined in the Code, and net capital gains, if any, to its shareholders. Each Fund also intends to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for Federal income taxes is required.

     E) ORGANIZATIONAL COSTS: Costs incurred by the Company in connection with its organization and initial registration and public offering of shares are being amortized on a straight-line basis for a five-year period beginning with the operations of each Fund. In the event that any of the

THE HANOVER FUNDS, INC.
Notes to Financial Statements (continued)
November 30, 1995

        initial shares of the Funds owned by Furman Selz Incorporated ("Furman Selz"), the Company's Administrator, are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     F) EXPENSES: Expenses directly attributable to a Fund are charged to that Fund, other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund, or on another reasonable basis.

3.  CONCENTRATION OF CREDIT RISK

     Because The New York Tax Free Fund will invest primarily in obligations issued by the State of New York and its cities, municipalities and other public authorities, it is more susceptible to factors adversely affecting issuers of such obligations than a comparable municipal bond fund that is not so concentrated. New York State and New York City have recently encountered financial difficulties. If either New York State or any of its local governmental entities is unable to meet its financial obligations, the income derived by The New York Tax Free Fund and its ability to preserve capital and liquidity could be adversely affected. (See the Statement of Additional Information for more information.)

4.  INVESTMENT ADVISERS

     The Portfolio Group, Inc. ("TPG") provides investment advisory services to The 100% U.S. Treasury Securities Fund, The U.S. Treasury Fund, The Government Fund and The New York Tax Free Fund; Texas Commerce Bank, National Association ("TCB") provides investment advisory services to The Cash Management Fund and The Tax Free Fund, in each case pursuant to an Advisory Agreement with the Company (together, the "Advisory Agreements").

     TPG was organized in March 1983 and is a wholly-owned subsidiary of Chemical Banking Corporation, a bank holding company ("Chemical"). TPG provides a wide range of asset management services to individuals, institutions and retirement benefit plans. TCB has been in the investment counselling business since 1987 and is a wholly-owned subsidiary of Texas Commerce Bancshares, Inc., which is a wholly-owned subsidiary of Chemical. TCB renders investment advice to a wide variety of corporations, pension plans, foundations, trusts and individuals.

     Under the Advisory Agreements, TPG and TCB act as Investment Advisers and, subject to the supervision and direction of the Company's Board of Directors, direct the investments of the Funds in accordance with their investment objectives and policies, make investment decisions and place orders to purchase and sell securities for the Funds. As compensation for their investment advisory services, TPG and TCB are each entitled to receive from the respective Funds they advise a monthly fee at an annual rate of 0.15% of average daily net assets of such Funds.

THE HANOVER FUNDS, INC.
Notes to Financial Statements (continued)
November 30, 1995

     For the year ended November 30, 1995, TPG and TCB (including Texas Commerce Investment Management Company, an affiliate of TCB which acted as investment adviser to The Cash Management Fund and The Tax Free Fund prior to September 1,
1995) were entitled to and voluntarily waived the investment advisory fees as indicated below:

                                                        TPG                   TCB
                                                --------------------  --------------------
                                                 ENTITLED    WAIVED    ENTITLED    WAIVED
                                                ----------  --------  ----------  --------
        The 100% U.S. Treasury Securities
          Fund................................. $1,590,723  $318,145          --        --
        The U.S. Treasury Fund.................  2,211,627   442,325          --        --
        The Government Fund....................  2,162,051   432,410          --        --
        The Cash Management Fund...............         --        --  $1,731,434  $346,287
        The Tax Free Fund......................         --        --     507,370   101,474
        The New York Tax Free Fund.............    323,782    64,756          --        --

5.  ADMINISTRATORS

     Furman Selz serves as the Company's Administrator. Furman Selz provides management and administrative services for the operation of the Funds, furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Company's officers affiliated with Furman Selz.

     As compensation for its administrative services, Furman Selz receives a monthly fee, based upon the aggregate average daily net assets of the Funds, at an annual rate of 0.06% of the first $500 million of the average daily net assets, 0.05% of the next $500 million of the average daily net assets, 0.04% of the average daily net assets in excess of $1 billion. Furman Selz also provides fund accounting services for the Funds and receives a monthly fee of $2,083 from each Fund for those services. Furman Selz commenced providing fund accounting services for the Funds on May 1, 1995.

     Chemical Bank, a wholly-owned subsidiary of Chemical, serves as the Company's Co-Administrator and generally assists the Company in all aspects of its administration and operation. As compensation for its administrative services, Chemical Bank receives from each Fund a monthly fee at an annual rate of 0.03% of the average daily net assets of that Fund. In addition, Chemical Bank provided fund accounting services for the Funds from December 1, 1994 to April 30, 1995 and received a monthly fee of $2,083 from each Fund during that period.

     For the year ended November 30, 1995, Furman Selz and Chemical Bank were entitled to and voluntarily waived the administrative services and fund accounting fees as indicated below:

                                                       FURMAN SELZ       CHEMICAL BANK
                                                    ------------------  ----------------
                                                    ENTITLED   WAIVED   ENTITLED  WAIVED
                                                    --------  --------  --------  ------
        The 100% U.S. Treasury Securities Fund..... $466,646     --     $328,561  $4,243
        The U.S. Treasury Fund.....................  643,246     --      452,742   8,333
        The Government Fund........................  629,285     --      442,827   4,167
        The Cash Management Fund...................  506,699     --      356,704   2,083
        The Tax Free Fund..........................  158,893     --      111,891   7,248
        The New York Tax Free Fund.................  106,595     --       75,173   2,083

THE HANOVER FUNDS, INC.
Notes to Financial Statements (continued)
November 30, 1995

     Certain of the states in which the shares of the Funds are qualified for sale impose limitations on the expenses of the Funds. If, in any fiscal year, the total expenses of a Fund (excluding taxes, interest, distribution expenses, brokerage commissions, certain portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fees) exceed the expense limitations applicable to that Fund imposed by the securities regulations of any state, TPG, TCB, Furman Selz and Chemical Bank will reimburse the Funds for expenses to meet these limitations. In the most restrictive state, aggregate annual expenses shall not normally exceed two and one-half percent (2 1/2%) of the first $30 million of the average net assets, two percent (2%) of the next $70 million of the average net assets and one and one-half percent (1 1/2%) of the remaining average net assets. For the year ended November 30, 1995, there were no reimbursements required as a result of these expense limitations for the Funds.

6.  SHAREHOLDER SERVICING AGENTS

     Pursuant to a Shareholder Servicing Plan adopted by the Board of Directors of the Company, the Company may enter into Shareholder Servicing Agreements with financial institutions ("Shareholder Servicing Agents"). Shareholder administrative support services will be performed by Shareholder Servicing Agents for their customers who beneficially own shares. Such services, which are described more fully in the Statement of Additional Information, may include, among other things: (i) aggregating and processing purchase and redemption orders; (ii) placing net purchase and redemption orders with the Company's distributor; (iii) providing necessary personnel and facilities to establish and maintain customer accounts and records; (iv) processing dividend payments; and
(v) providing information periodically to beneficial owners showing their positions in the Fund's shares. Shareholder Servicing Agents may enter into arrangements with, and pay a portion of their fees to, other entities that perform or assist in performing shareholder administrative support services.

     For the services provided, the Company's Shareholder Servicing Plan permits the Company to pay fees to Shareholder Servicing Agents from each Fund at an annual rate of up to 0.35% of the average daily net asset value of shares in the Funds for which such Shareholder Servicing Agents provide services for the benefit of customers. The Company has entered into Shareholder Servicing Agreements with Chemical Bank, certain of its affiliates, Furman Selz and certain other broker-dealers, pursuant to which it pays them a monthly fee from each Fund at an annual rate of 0.35% of the average daily net asset value of the shares in the Funds for which they provide services. The Company may appoint additional Shareholder Servicing Agents in the future.

     Shareholder Servicing Agents will provide their customers with a schedule of any credits, fees or other conditions that may be applicable to the investment of customer assets in the Funds' shares. The Company's Board of Directors has determined that the amount payable by each Fund in respect of "service fees" (as defined under Article III, Section 26 of the Rules of Fair Practice by the National Association of Securities Dealers, Inc.) does not exceed 0.25% of the average annual net assets of that Fund.

THE HANOVER FUNDS, INC.
Notes to Financial Statements (continued)
November 30, 1995

     For the year ended November 30, 1995, Chemical Bank and its affiliates and Furman Selz earned the shareholder servicing fees as indicated below:

                                                              CHEMICAL BANK
                                                                   AND
                                                                   ITS          FURMAN
                                                               AFFILIATES        SELZ
                                                              -------------     -------
        The 100% U.S. Treasury Securities Fund..............   $ 3,684,527      $12,594
        The U.S. Treasury Fund..............................     5,157,842           --
        The Government Fund.................................     5,044,309          241
        The Cash Management Fund............................     4,012,435          403
        The Tax Free Fund...................................     1,159,289           58
        The New York Tax Free Fund..........................       754,984          441

7.  OTHER TRANSACTIONS WITH AFFILIATES

     Shares in each Fund are sold on a continuous basis without a sales load by the Company's Distributor, Hanover Funds Distributor, Inc. (the "Distributor"), an affiliate of Furman Selz.

     Solely for the purpose of reimbursing the Distributor for activities primarily intended to result in the sale of its shares, each Fund is authorized to spend up to 0.10% of its net assets annually in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 promulgated under the 1940 Act. Activities for which the Distributor may be reimbursed include (but are not limited to) the development and implementation of direct mail promotions and advertising for the Funds and the preparation, printing and distribution of prospectuses for the Funds to recipients other than existing shareholders. For the year ended November 30, 1995, none of the Funds paid any amounts in accordance with the Plan.

     Chemical Bank serves as the Company's transfer agent and dividend disbursing agent, and is entitled to a fee of $10 per year for each shareholder account. Furman Selz serves as the Company's sub-transfer agent and provides the services to be performed by Chemical Bank as transfer agent, subject to the general supervision of Chemical Bank, and receives the fee to which Chemical Bank is entitled as transfer agent, and reimbursement for certain expenses.

     For the year ended November 30, 1995, Furman Selz earned the sub-transfer agent fees as indicated below:

        The 100% U.S. Treasury Securities Fund.............................  $29,463
        The U.S. Treasury Fund.............................................   19,393
        The Government Fund................................................   28,489
        The Cash Management Fund...........................................   23,174
        The Tax Free Fund..................................................    6,108
        The New York Tax Free Fund.........................................   12,957

     Chemical Bank serves as the Company's custodian, and receives a monthly fee at an annual rate of 0.015% of the first $300 million of the aggregate average daily net assets of the Company's Funds, 0.010% of the next $300 million of such assets and 0.005% of such assets in excess of $600 million, plus a

THE HANOVER FUNDS, INC.
Notes to Financial Statements (continued)
November 30, 1995

fee of $25 for each transaction involving a security which is not book-entry and $15 for each transaction involving a book-entry security, and reimbursement for out-of-pocket expenses.

     For the year ended November 30, 1995, Chemical Bank was entitled to and voluntarily waived the custodian fees as indicated below:

                                                                 ENTITLED      WAIVED
                                                                 --------     --------
        The 100% U.S. Treasury Securities Fund.................  $ 81,398     $ 19,673
        The U.S. Treasury Fund.................................   277,195      184,025
        The Government Fund....................................   246,782       44,239
        The Cash Management Fund...............................   102,656       27,261
        The Tax Free Fund......................................    60,645       23,537
        The New York Tax Free Fund.............................    41,689       18,412

8.  REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Directors of the Company. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will equal or exceed the value of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

9.  FEDERAL INCOME TAX STATUS

     For the year ended November 30, 1995, The Tax Free Fund and The New York Tax Free Fund had net capital loss carryforwards of $338,145 and $82,846, respectively. These losses, which may be used to offset future realized gains, will expire in varying degrees and at varying times up through the year ending November 30, 2003.

10.  BANK MERGER

     In August 1995 Chemical Banking Corporation ("Chemical") and The Chase Manhattan Corporation ("Chase") announced that they had entered into a merger agreement. Following the merger of these two Bank holding companies, The Chase Manhattan Bank, N.A. will be merged with and into Chemical Bank, at which time Chemical Bank will assume the Chase Manhattan name.

     In anticipation of the consummation of the foregoing mergers, the Board of Directors of The Hanover Funds, Inc. (the "Company"), which is affiliated with Chemical, and the Board of Trustees of Mutual Fund Trust ("Vista"), a mutual fund company affiliated with Chase, each have approved an Agreement and Plan of Reorganization and Liquidation (the "Agreement") between the Company and

THE HANOVER FUNDS, INC.
Notes to Financial Statements (continued)
November 30, 1995

Vista. The Agreement provides that, subject to certain conditions, including approval of the Agreement by the shareholders of the Company and consummation of the merger of Chemical and Chase, each investment portfolio of the Company will sell all of its assets and liabilities to a corresponding existing or newly-created investment portfolio of Vista having a substantially identical investment objective and similar investment policies, in exchange for the issuance by Vista of shares of the respective acquiring investment portfolio. The value of the shares of a portfolio of Vista issued in connection with the contemplated transaction will equal the value of the net assets of the corresponding portfolio of the Company being sold. Each portfolio of the Company will distribute to its shareholders the shares received from Vista in cancellation of the outstanding shares of the Company, and shareholders of the Company will become shareholders of Vista. The total net asset value of the holdings of the shareholders of the Company immediately before and after the contemplated transaction will be the same. The Agreement provides that, subject to the satisfaction of the conditions contained therein, the transaction will be consummated before July 31, 1996.

THE HANOVER FUNDS, INC.
Financial Highlights
For a share outstanding throughout each period

                                             THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                       ----------------------------------------------------------------
                                                   YEAR ENDED NOVEMBER 30,                 PERIOD ENDED
                                       ------------------------------------------------    NOVEMBER 30,
                                          1995          1994         1993        1992         1991*
                                       ----------    ----------    --------    --------    ------------
Net Asset Value, Beginning of
  Period.............................  $    1.000    $    1.000    $  1.000    $  1.000      $  1.000
                                       ----------    ----------    --------    --------      ----------
Income from Investment Operations:
  Net investment income..............       0.050         0.033       0.026       0.033         0.021
                                       ----------    ----------    --------    --------      ----------
Less Distributions:
  Dividends from net investment
     income..........................      (0.050)       (0.033)     (0.026)     (0.033)       (0.021)
                                       ----------    ----------    --------    --------      ----------
Net Asset Value, End of Period.......  $    1.000    $    1.000    $  1.000    $  1.000      $  1.000
                                        =========     =========    ========    ========      =========
Total Return.........................        5.15%         3.32%       2.62%       3.33%         2.58%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
     thousands)......................  $1,337,549    $1,024,125    $873,631    $383,688      $141,875
  Ratio of Expenses to Average Net
     Assets++........................        0.58%         0.59%       0.58%       0.55%         0.45%+
  Ratio of Net Investment Income to
     Average Net Assets..............        4.99%         3.26%       2.58%       3.28%         5.02%+

---------------
 * Fund commenced operations on July 1, 1991.
 + Annualized.
++ Ratios of expenses before effect of waivers were 0.61%, 0.62%, 0.61%, 0.67% and 0.74% (annualized), respectively.

See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Financial Highlights (continued)
For a share outstanding throughout each period

                                                        THE U.S. TREASURY MONEY MARKET FUND
                                                ----------------------------------------------------
                                                      YEAR ENDED NOVEMBER 30,           PERIOD ENDED
                                                ------------------------------------    NOVEMBER 30,
                                                   1995          1994         1993         1992*
                                                ----------    ----------    --------    ------------
Net Asset Value, Beginning of Period..........  $    1.000    $    1.000    $  1.000     $    1.000
                                                ----------    ----------    --------    ------------
Income from Investment Operations:
  Net investment income.......................       0.052         0.034       0.025          0.004
                                                ----------    ----------    --------    ------------
Less Distributions:
  Dividends from net investment income........      (0.052)       (0.034)     (0.025)        (0.004)
                                                ----------    ----------    --------    ------------
Net Asset Value, End of Period................  $    1.000    $    1.000    $  1.000     $    1.000
                                                 =========     =========    ========    ===========
Total Return..................................        5.28%         3.45%       2.57%          0.43%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)....  $1,663,829    $1,221,133    $929,115     $1,073,194
  Ratio of Expenses to Average Net Assets++...        0.58%         0.59%       0.59%          0.65%+
  Ratio of Net Investment Income to Average
     Net Assets...............................        5.14%         3.46%       2.54%          2.58%+

---------------
 * Fund commenced operations on October 1, 1992.
 + Annualized.
++ Ratios of expenses before effect of waivers were 0.63%, 0.63%, 0.62% and 0.68% (annualized), respectively.

See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Financial Highlights (continued)
For a share outstanding throughout each period

                                                             THE GOVERNMENT MONEY MARKET FUND
                                               ------------------------------------------------------------
                                                                 YEAR ENDED NOVEMBER 30,
                                               ------------------------------------------------------------
                                                  1995          1994         1993        1992        1991
                                               ----------    ----------    --------    --------    --------
Net Asset Value, Beginning of Period........   $    1.000    $    1.000    $  1.000    $  1.000    $  1.000
                                               ----------    ----------    --------    --------    --------
Income from Investment Operations:
  Net investment income.....................        0.054         0.036       0.027       0.035       0.057
                                               ----------    ----------    --------    --------    --------
Less Distributions:
  Dividends from net investment income......       (0.054)       (0.036)     (0.027)     (0.035)     (0.057)
                                               ----------    ----------    --------    --------    --------
Net Asset Value, End of Period..............   $    1.000    $    1.000    $  1.000    $  1.000    $  1.000
                                               ===========   ===========   =========   =========   =========
Total Return................................         5.49%         3.62%       2.71%       3.52%       5.81%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands)..............................   $1,551,998    $1,141,899    $546,264    $471,279    $335,093
  Ratio of Expenses to Average Net
    Assets++................................         0.59%         0.61%       0.61%       0.66%       0.66%
  Ratio of Net Investment Income to Average
    Net Assets..............................         5.35%         3.75%       2.68%       3.46%       5.65%

---------------
++ Ratios of expenses before effect of waivers were 0.62%, 0.64%, 0.64%, 0.70%, and 0.72%, respectively.


See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Financial Highlights (continued)
For a share outstanding throughout each period

                                                                 THE CASH MANAGEMENT FUND
                                                ----------------------------------------------------------
                                                                 YEAR ENDED NOVEMBER 30,
                                                ----------------------------------------------------------
                                                   1995         1994        1993        1992        1991
                                                ----------    --------    --------    --------    --------
Net Asset Value, Beginning of Period.........   $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                ----------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income......................        0.054       0.036       0.027       0.035       0.059
                                                ----------    --------    --------    --------    --------
Less Distributions:
  Dividends from net investment income.......       (0.054)     (0.036)     (0.027)     (0.035)     (0.059)
                                                ----------    --------    --------    --------    --------
Net Asset Value, End of Period...............   $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                ===========   =========   =========   =========   =========
Total Return.................................         5.49%       3.62%       2.74%       3.51%       6.01%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)...   $1,634,493    $990,045    $861,025    $560,173    $343,166
  Ratio of Expenses to Average Net
    Assets++.................................         0.58%       0.58%       0.61%       0.67%       0.67%
  Ratio of Net Investment Income to Average
    Net Assets...............................         5.35%       3.62%       2.70%       3.41%       5.84%

---------------
++ Ratios of expenses before effect of waivers were 0.62%, 0.62%, 0.64%, 0.72%, and 0.73%, respectively.


See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Financial Highlights (continued)
For a share outstanding throughout each period

                                                               THE TAX FREE MONEY MARKET FUND
                                                  --------------------------------------------------------
                                                                  YEAR ENDED NOVEMBER 30,
                                                  --------------------------------------------------------
                                                    1995        1994        1993        1992        1991
                                                  --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period...........   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                  --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income........................      0.032       0.022       0.019       0.026       0.041
                                                  --------    --------    --------    --------    --------
Less Distributions:
  Dividends from net investment income.........     (0.032)     (0.022)     (0.019)     (0.026)     (0.041)
                                                  --------    --------    --------    --------    --------
Net Asset Value, End of Period.................   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                  =========   =========   =========   =========   =========
Total Return...................................       3.29%       2.23%       1.91%       2.61%       4.21%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands).....   $314,466    $359,042    $235,196    $195,952    $135,514
  Ratio of Expenses to Average Net Assets++....       0.62%       0.61%       0.63%       0.67%       0.67%
  Ratio of Net Investment Income to Average Net
    Assets.....................................       3.29%       2.22%       1.89%       2.55%       4.13%

---------------
++ Ratios of expenses before effect of waivers were 0.66%, 0.64%, 0.66%, 0.74%, and 0.74%, respectively.


See accompanying notes to financial statements.

THE HANOVER FUNDS, INC.
Financial Highlights (continued)
For a share outstanding throughout each period

                                                           THE NEW YORK TAX FREE MONEY MARKET FUND
                                                   -------------------------------------------------------
                                                                   YEAR ENDED NOVEMBER 30,
                                                   -------------------------------------------------------
                                                     1995        1994        1993        1992       1991
                                                   --------    --------    --------    --------    -------
Net Asset Value, Beginning of Period............   $  1.000    $  1.000    $  1.000    $  1.000    $ 1.000
                                                   --------    --------    --------    --------    -------
Income from Investment Operations:
  Net investment income.........................      0.032       0.020       0.016       0.024      0.037
                                                   --------    --------    --------    --------    -------
Less Distributions:
  Dividends from net investment income..........     (0.032)     (0.020)     (0.016)     (0.024)    (0.037)
                                                   --------    --------    --------    --------    -------
Net Asset Value, End of Period..................   $  1.000    $  1.000    $  1.000    $  1.000    $ 1.000
                                                   =========   =========   =========   =========   ========
Total Return....................................       3.20%       1.99%       1.63%       2.29%      3.77%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)......   $252,621    $182,007    $163,638    $146,640    $39,776
  Ratio of Expenses to Average Net Assets++.....       0.60%       0.60%       0.63%       0.66%      0.67%
  Ratio of Net Investment Income to Average Net
    Assets......................................       3.15%       1.97%       1.64%       2.26%      3.70%

---------------
++ Ratios of expenses before effect of waivers were 0.64%, 0.65%, 0.66%, 0.81%, and 0.80%, respectively.

See accompanying notes to financial statements.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
     The Hanover Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of The Hanover Funds, Inc. (The 100% U.S. Treasury Securities Money Market Fund, The U.S. Treasury Money Market Fund, The Government Money Market Fund, The Cash Management Fund, The Tax Free Money Market Fund, and The New York Tax Free Money Market Fund), including the portfolios of investments, as of November 30, 1995 and the related statements of operations for the year then ended, and statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included verification of securities owned at November 30, 1995, by count and by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hanover Funds, Inc. (The 100% U.S. Treasury Securities Money Market Fund, The U.S. Treasury Money Market Fund, The Government Money Market Fund, The Cash Management Fund, The Tax Free Money Market Fund, and The New York Tax Free Money Market Fund), as of November 30, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-years then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

January 19, 1996

TAX STATUS OF DIVIDENDS PAID (UNAUDITED)

     The following table represents the tax status of dividends and distributions paid by the Company during the fiscal year ended November 30, 1995. Certain portions of this information were previously reported to you on Form 1099 at the close of calendar year 1994. This information is presented in order to comply with regulatory requirements and requires no current action on your part.

                                                                             % OF INCOME
                                                                            DERIVED FROM
                                                                             GOVERNMENT      % OF INCOME
                                                            % OF INCOME      SECURITIES      DERIVED FROM
                                              INCOME        DERIVED FROM    HELD SUBJECT       NEW YORK
                                          DIVIDENDS PAID     GOVERNMENT     TO REPURCHASE     MUNICIPAL
                                            PER SHARE        SECURITIES      AGREEMENTS      OBLIGATIONS
                                          --------------    ------------    -------------    ------------
The 100% U.S. Treasury Securities Money
  Market Fund............................     $0.050             100%              --              --
The U.S. Treasury Money Market Fund......      0.052            43.0             57.0%             --
The Government Money Market Fund.........      0.054             3.1             26.5              --
The Cash Management Fund.................      0.054             1.2              6.8              --
The Tax Free Money Market Fund...........      0.032              --               --             2.5%
The New York Tax Free Money Market
  Fund...................................      0.032              --              0.1            99.3

     Additionally, none of the dividends and distributions paid by the Company qualify for the dividends received deduction available to corporations.

THE HANOVER FUNDS, INC.

BOARD OF DIRECTORS

W. PERRY NEFF*++                     CHAIRMAN OF THE BOARD; Independent Financial Consultant

ROLAND R. EPPLEY, JR.*+              VICE CHAIRMAN OF THE BOARD; (Retired) Former President
                                     and Chief Executive Officer of Eastern States Bankcard
                                     Association Inc.

ROBERT H. DUNKER                     (Retired) Former Executive Vice President,
                                     First Fidelity Bank, N.A., N.J.

W. D. MACCALLAN*                     (Retired) Former Chairman of the Board and
                                     Chief Executive Officer of The Adams Express Co. and
                                     Petroleum & Resources Corp.

JOSEPH L. MCELROY*++                 Independent Trust Consultant and Expert Witness,
                                     Former Executive Vice President,
                                     Manufacturers Hanover Trust Company

RALPH J. ROHNER*+                    Dean, Columbus School of Law, The Catholic
                                     University of America and Special Counsel of
                                     Consumer Bankers Association

DAVID P. SLOTERBECK, JR.             Principal, KV Partners

ANNE K. ZOPFI+                       Senior Vice President and Group Director of
                                     Young & Rubicam, Inc.

                                      * Member of Audit Committee

                                      + Member of Nominating Committee

                                     ++ Director who is an "interested person" of the Company
                                        as that term is defined in the Investment Company Act
                                        of 1940.
---------------------------------------------------------------------------------------------
OFFICERS

JOSEPH L. MCELROY                    President

JOHN J. PILEGGI                      Treasurer

DONALD E. BROSTROM                   Assistant Treasurer

JOAN V. FIORE                        Secretary

SHERYL HIRSCHFELD                    Assistant Secretary

For product or performance information,
please call your investment representative or The Hanover Funds at
1-800-821-2371

INVESTMENT ADVISERS
The Portfolio Group, Inc.
Texas Commerce Bank, National Association


HO-11/95


-------------------------------------------------------------
     The Hanover
-------------------------------------------------------------
    Money Market
-------------------------------------------------------------
    Funds
-------------------------------------------------------------


-------------------------------------------------------------
   -THE 100% U.S. TREASURY SECURITIES FUND
-------------------------------------------------------------
   -THE U.S. TREASURY FUND
-------------------------------------------------------------
   -THE GOVERNMENT FUND
-------------------------------------------------------------
   -THE CASH MANAGEMENT FUND
-------------------------------------------------------------
   -THE TAX FREE FUND
-------------------------------------------------------------
   -THE NEW YORK TAX FREE FUND
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     ANNUAL REPORT
     NOVEMBER 30, 1995


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